Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	ReneSola Ltd
Entity Central Index Key	0001417892
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	172,773,664
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 93,283,283	$ 379,039,116
Restricted cash	174,828,196	58,334,770
Accounts receivable, net of allowances for doubtful accounts of $1,090,274 and $1,821,755 as of December 31, 2011 and 2012, respectively	216,834,635	129,635,595
Inventories	254,879,734	154,181,613
Advances to suppliers-current	23,614,491	16,163,910
Amounts due from related parties	10,804,490	6,207,044
Value added tax recoverable	34,961,895	41,858,020
Income tax recoverable	2,752,861	7,956,391
Prepaid expenses and other current assets	32,798,941	18,717,656
Project assets	25,802,499
Deferred convertible notes issuance costs-current	784,456	784,456
Assets held-for-sale		6,452,946
Derivative assets	660,463	880,917
Deferred tax assets-current, net	1,773,471	12,709,364
Total current assets	873,779,415	832,921,798
Property, plant and equipment, net	1,102,562,325	980,164,615
Prepaid land use right, net	49,936,839	48,563,527
Deferred tax assets-non current, net	13,529,981	25,156,789
Deferred convertible notes issuance costs-non-current	1,725,755	2,510,211
Advances for purchases of property, plant and equipment	8,317,188	25,866,532
Advances to suppliers-non-current	5,928,000	17,643,874
Other long-lived assets	2,545,508	10,501,710
Goodwill		5,646,522
Total assets	2,058,325,011	1,948,975,578
Current liabilities:
Short-term borrowings	733,618,423	570,893,649
Accounts payable	483,024,820	235,813,928
Advances from customers-current	40,384,298	58,237,920
Amounts due to related parties	18,825,549	4,913,077
Other current liabilities	162,736,783	114,968,837
Income tax payable	2,552,000	4,111,306
Deferred tax liabilities	112,391	220,229
Derivative liabilities	975,053	218,106
Total current liabilities	1,442,229,317	989,377,052
Convertible notes payable-non-current	111,616,000	111,616,000
Long-term borrowings	56,580,128	144,668,887
Advances from customers-non-current	32,271,101	48,051,056
Warranty	10,316,650	12,835,583
Deferred subsidies and other	29,894,222	29,141,058
Other long-term liabilities	11,014,108	12,144,486
Total liabilities	1,693,921,526	1,347,834,122
Commitments and contingencies (see Note 17)
Shareholders' equity
Common shares (no par value; 500,000,000 shares authorized at December 31, 2011 and 2012; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31, 2011; 173,346,064 shares issued and 172,773,664 shares outstanding at December 31, 2012)	421,460,573	422,313,848
Additional paid-in capital	5,250,487	4,110,849
Treasury stock		(1,943,822)
Retained earnings (Accumulated loss)	(137,656,215)	104,859,324
Accumulated other comprehensive income	74,836,221	71,645,808
Total equity attributable to ReneSola Ltd	363,891,066	600,986,007
Noncontrolling interest	512,419	155,449
Total equity	364,403,485	601,141,456
Total liabilities and equity	$ 2,058,325,011	$ 1,948,975,578

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowances for doubtful accounts (in dollars)	$ 1,090,274	$ 1,821,755
Common shares, par value (in dollars per share)	$ 0	$ 0
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	173,346,064	174,636,912
Common shares, shares outstanding	172,773,664	172,613,664

CONSOLIDATED INCOME STATEMENTS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
Product sales	$ 968,465,125	$ 912,809,125	$ 1,127,537,872
Product sales - related party	63,656,237	6,757,761
Processing services	666,771	72,470,242	78,040,989
Total net revenues	969,131,896	985,279,367	1,205,578,861
Cost of revenues:
Product sales	1,004,098,750	841,325,640	807,457,192
Product sales - related party	68,278,711	6,657,392
Processing services	726,803	47,900,583	50,157,941
Total cost of revenues	1,004,825,553	889,226,223	857,615,133
Gross profit (loss)	(35,693,657)	96,053,144	347,963,728
Operating expenses (income):
Sales and marketing	33,646,350	17,232,686	8,359,858
General and administrative	50,881,639	38,549,922	43,314,291
Research and development	44,101,917	47,055,271	36,262,716
Other operating expense (income)	(1,655,426)	(18,327,201)	14,082,643
Impairment of long-lived assets	6,437,716
Goodwill impairment	6,160,545
Intangible asset impairment	3,764,464
Total operating expenses	143,337,205	84,510,678	102,019,508
Income (loss) from operations	(179,030,862)	11,542,466	245,944,220
Non-operating expenses (income):
Interest income	(7,118,250)	(7,862,339)	(1,835,016)
Interest expense	50,628,707	37,190,296	23,245,598
Foreign exchange losses (gains)	(1,385,622)	(6,612,305)	1,813,711
(Gains) losses on derivatives, net	53,945	15,296,530	(6,268,072)
Investment loss		193,408
Gains on repurchase of convertible notes		(28,349,939)	(5,891)
Other-than-temporary impairment loss on available-for-sale investment		6,207,119
Total non-operating expenses	42,178,780	16,062,770	16,950,330
Income (loss) before income tax, noncontrolling interests	(221,209,642)	(4,520,304)	228,993,890
Income tax (expense) benefit	(21,352,490)	4,851,479	(59,997,804)
Net income (loss)	(242,562,132)	331,175	168,996,086
Less: net loss attributed to noncontrolling interests	(46,593)	(1,789)
Net income (loss) attributed to ReneSola Ltd.	$ (242,515,539)	$ 332,964	$ 168,996,086
Earnings (loss) per share
Basic (in dollars per share)	$ (1.4)	$ 0	$ 0.98
Diluted (in dollars per share)	$ (1.4)	$ 0	$ 0.97
Weighted average number of shares used in computing earnings per share
Basic (in shares)	172,671,369	173,496,901	172,870,921
Diluted (in shares)	172,671,369	173,870,162	175,111,731

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (242,562,132)	$ 331,175	$ 168,996,086
Other comprehensive income:
Foreign currency translation adjustment	3,190,413	32,421,826	17,170,111
Unrealized gains (losses) on available-for-sale investments			(2,329,761)
Cash flow hedging gains (losses)			(713,497)
Reclassification adjustment for loss included in net income		3,043,258
Other comprehensive income	3,190,413	35,465,084	14,126,853
Comprehensive income (loss)	(239,371,719)	35,796,259	183,122,939
Less: comprehensive loss attributable to non-controlling interest	(46,593)	(1,789)
Comprehensive income (loss) attributable to ReneSola Ltd	$ (239,325,126)	$ 35,798,048	$ 183,122,939

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Common shares	Treasury stock	Additional paid-in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Equity (Deficit) attributable to ReneSola Ltd	Noncontrolling interest
Balance at Dec. 31, 2009	$ 396,262,931	$ 413,752,964		$ 21,065,401	$ (60,609,305)	$ 22,053,871	$ 396,262,931
Balance (in shares) at Dec. 31, 2009		172,624,912
Increase (Decrease) in Stockholders' Equity
Net income (loss)	168,996,086				168,996,086		168,996,086
Other comprehensive income (loss), net of tax	14,126,853					14,126,853	14,126,853
Share-based compensation	3,934,565			3,934,565			3,934,565
Share exercised by employees	3,144,061	8,286,122		(5,142,061)			3,144,061
Share exercised by employees (in shares)		1,221,500
Balance at Dec. 31, 2010	586,464,496	422,039,086		19,857,905	108,386,781	36,180,724	586,464,496
Balance (in shares) at Dec. 31, 2010		173,846,412
Increase (Decrease) in Stockholders' Equity
Net income (loss)	331,175				332,964		332,964	(1,789)
Other comprehensive income (loss), net of tax	35,465,084					35,465,084	35,465,084
Share-based compensation	4,359,540			4,359,540			4,359,540
Share exercised by employees	148,744	274,762		(126,018)			148,744
Share exercised by employees (in shares)		58,100
Capped call transaction	(23,840,999)			(19,980,578)	(3,860,421)		(23,840,999)
Repurchase of common shares	(1,943,822)		(1,943,822)				(1,943,822)
Repurchase of common shares (in shares)	(1,290,848)	(1,290,848)
Capital contribution from noncontrolling interest	157,238							157,238
Balance at Dec. 31, 2011	601,141,456	422,313,848	(1,943,822)	4,110,849	104,859,324	71,645,808	600,986,007	155,449
Balance (in shares) at Dec. 31, 2011		172,613,664
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(242,562,132)				(242,515,539)		(242,515,539)	(46,593)
Other comprehensive income (loss), net of tax	3,190,413					3,190,413	3,190,413
Share-based compensation	2,221,406			2,221,406			2,221,406
Share exercised by employees		1,081,768		(1,081,768)
Share exercised by employees (in shares)		160,000
Issue cost refund	8,779	8,779					8,779
Cancellation of ADSs		(1,943,822)	1,943,822
Capital contribution from noncontrolling interest	403,563							403,563
Balance at Dec. 31, 2012	$ 364,403,485	$ 421,460,573		$ 5,250,487	$ (137,656,215)	$ 74,836,221	$ 363,891,066	$ 512,419
Balance (in shares) at Dec. 31, 2012		172,773,664

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (242,562,132)	$ 331,175	$ 168,996,086
Adjustment to reconcile net income(loss) to net cash provided by (used in) operating activities:
Impairment of long-lived assets	6,437,716
Inventory write-down	59,313,129	48,992,463	1,165,610
Impairment of Intangible assets	3,764,464
Impairment of goodwill	6,160,545
Investment loss		193,408
Other-than-temporary impairment loss on available-for-sale investment		6,207,119
Depreciation and amortization	93,501,714	82,730,940	56,353,672
Amortization of deferred convertible notes issuance costs and premium	784,456	881,172	332,668
Allowance (reversal) of doubtful receivables, advance to suppliers and prepayment for purchases of property, plant and equipment	852,278	(1,374,668)	3,919,044
(Gains) losses on derivatives	53,945	15,296,530	(6,268,072)
Share-based compensation	2,221,406	4,359,540	3,934,565
Loss on disposal of long-lived assets	935,293	558,236	1,254,267
Gain on early extinguishment of debt		(28,349,939)	(5,891)
Provision for litigation	2,046,088
Provision (reversal) for firm purchase commitment	(3,930,701)	3,940,000
Changes in assets and liabilities:
Accounts receivable	(98,241,588)	(79,455,716)	26,886,223
Inventories	(157,339,323)	(24,250,952)	(28,433,451)
Advances to suppliers	4,473,538	7,195,626	(32,383,209)
Amounts due from related parties	9,377,921	(887,983)	63,815
Value added tax recoverable	7,233,773	4,274,222	9,276,785
Prepaid expenses and other current assets	(4,774,851)	(954,257)	(11,130,425)
Prepaid land use right	766,720	(5,055,881)	(301,837)
Cash received from government subsidy		1,835,979	11,474,282
Accounts payable	243,304,231	4,559,739	121,462,667
Advances from customers	(33,633,577)	(27,024,836)	(1,362,227)
Income tax payables	3,658,106	(16,303,466)	9,555,345
Other current liabilities	3,920,605	(13,293,043)	18,933,622
Other long-term liabilities	(983,066)	4,680,589	(138,861)
Accrued warranty cost	(2,617,314)	3,614,235	5,260,590
Deferred tax assets	22,441,178	(14,758,528)	44,325,073
Project assets	(21,895,840)
Net cash provided by (used in) operating activities	(94,731,286)	(22,058,296)	403,170,341
Investing activities:
Purchases of property, plant and equipment	(113,533,942)	(132,826,861)	(137,714,729)
Advances for purchases of property, plant and equipment	(22,886,958)	(19,892,328)	(6,816,721)
Purchases of other long-lived assets		(239,252)	1,186,219
Cash received from government subsidy	1,458,283	5,296,379	2,407,787
Proceeds from disposal of property, plant and equipment	187,484	155,157	149,937
Purchase of investment securities	(759,322)
Changes in restricted cash	(114,452,748)	(22,454,812)	(7,323,041)
Cash consideration for acquisition, net of cash received		(1,172,824)
Net cash (paid)/received on settlement of derivatives	768,666	(6,331,995)	(3,160,043)
Net cash used in investing activities	(249,218,537)	(177,466,536)	(151,270,591)
Financing activities:
Proceeds from bank borrowings	1,115,846,764	898,775,862	665,007,359
Repayment of bank borrowings	(1,056,351,424)	(735,173,471)	(708,249,446)
Cash paid for issuance costs		(7,154,772)
Issuance cost refund	8,779
Proceeds from exercise of stock options		148,744	3,144,061
Cash paid for repurchase of convertible notes		(57,055,127)	(32,715,276)
Cash paid for repurchase of common shares		(1,943,822)
Proceeds from issuance of convertible notes		200,000,000
Purchase of capped call transaction		(23,840,999)
Contribution from noncontrolling interests	403,563	157,238
Net cash (used in) provided by financing activities	59,907,682	273,913,653	(72,813,302)
Effect of exchange rate changes	(1,713,692)	13,948,626	4,807,276
Net increase (decrease) in cash and cash equivalents	(285,755,833)	88,337,447	183,893,724
Cash and cash equivalents, beginning of year	379,039,116	290,701,669	106,807,945
Cash and cash equivalents, end of year	93,283,283	379,039,116	290,701,669
Supplemental schedule of non-cash transactions
Payables for purchase of property, plant and equipment	44,761,843	84,832,129	49,088,978
Banknotes, included in accounts receivable, used to purchase equipment	12,229,398	37,704,054
Supplemental disclosure of cash flow information
Interest paid, net of interest capitalized	55,147,312	38,742,727	23,856,455
Income tax paid (return)	$ (5,895,538)	$ 28,049,551	$ 2,890,157

ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

ReneSola Ltd was incorporated in the British Virgin Island on March 17, 2006. ReneSola Ltd and its subsidiaries (collectively the “Company”) are engaged in the manufacture and sale of solar power products including virgin polysilicon, monocrystalline and multicrystalline solar wafers and photovoltaic (PV) cells and modules. On January 29, 2008, the Company became listed on the New York Stock Exchange (NYSE) in the United States.

The following table lists all subsidiaries of the Company as of December 31, 2012:

Subsidiaries	Date of acquisition	Date of incorporation	Place of incorporation	Percentage of ownership
ReneSola Zhejiang Co., Ltd. (“ReneSola Zhejiang”)	N/A	August 7, 2003	People’s Republic of China (“PRC”)	100%
ReneSola America Inc. (“ReneSola America”)	N/A	November 12, 2006	United States of America	100%
ReneSola Singapore Pte Ltd. (“ReneSola Singapore”)	N/A	March 28, 2007	Singapore	100%
Sichuan ReneSola Silicon Material Co., Ltd. (“Sichuan ReneSola”)*	N/A	August 25, 2007	PRC	100%
ReneSola Jiangsu Ltd. (“ReneSola Jiangsu”)	May 31, 2009	November 8, 2005	PRC	100%
Zhejiang ReneSola Photovoltaic Materials Co., Ltd. (“Zhejiang ReneSola PV Materials”)	N/A	April 30, 2010	PRC	100%
Sichuan Ruiyu Photovoltaic Materials Co., Ltd. (“Sichuan Ruiyu”)	N/A	August 24, 2010	PRC	100%
Sichuan Ruixin Photovoltaic Materials Co., Ltd. (“Sichuan Ruixin”)	N/A	November 23, 2010	PRC	100%
ReneSola Zhejiang Energy-Saving Technology Co., Ltd. (“Energy-Saving Technology”)	N/A	June 1, 2011	PRC	100%
Sichuan SiLiDe Composite Materials Co., Ltd. (“Sichuan SiLiDe”)	N/A	July 11, 2011	PRC	100%
Qinghai Yuhui New Energy Co., Ltd. (“Qinghai Yuhui”)	N/A	August 30, 2011	PRC	100%
ReneSola Deutschland GmbH (“Renesola Germany”)	N/A	September 26, 2011	Germany	100%
Sichuan OuRuida Science Park Co., Ltd. (“Sichuan OuRuida”)	N/A	October 27, 2011	PRC	100%
Zhejiang Ruiyi New Material Technology Co., Ltd. (“Zhejiang Ruiyi”)	N/A	October 31, 2011	PRC	90%
Gaotai Yuhui New Energy Co. Ltd. (“Gaotai Yuhui”)	N/A	January 10, 2012	PRC	100%
Zhejiang Ruixu Investment Co. Ltd. (“Zhengjiang Ruixu)	N/A	January 19, 2012	PRC	100%
Ningde Hengyang New Energy Development Co., Ltd. (“Ningde Hengyang”)	N/A	February 7, 2012	PRC	60%
Beijing Xuyuan Solar Energy Technology Co. , Ltd. (“Beijing Xuyuan”)	N/A	February 10, 2012	PRC	100%
ReneSola New Energy S.A.R.L (“ReneSola New Energy”)	N/A	March 28, 2012	Luxemburg	100%
NOVE ECO ENERGY EOOD (“NOVE”)	April 9, 2012	November 4, 2009	Bulgaria	100%
MG SOLAR SYSTEMS EOOD (“MG”)	April 9, 2012	October 27, 2009	Bulgaria	100%
ReneSola Zhejiang Carbon Fiber Material Co., Ltd. (“Carbon Fiber”)	N/A	June 5, 2012	PRC	92%
Tekesi Yuhui Solar Energy Development Co., Ltd. (“Tekesi”)	N/A	July 25, 2012	PRC	100%
ReneSola Zhejiang Solar New Energy Academe (“Zhejiang Academe”)	N/A	July 27, 2012	PRC	100%
ReneSola Australia PTY LTD (“ReneSola Australia”)	N/A	July 30, 2012	Australia	100%
ReneSola Japan Ltd. (“ReneSola Japan”)	N/A	July 9, 2012	Japan	100%
Suibin Yuhui Solar Energy Power Co., Ltd (“Suibin”)	N/A	August 24, 2012	PRC	100%
Renesola Keping Co., Ltd (“Keping”)	N/A	September 1, 2012	PRC	98%
LUCAS EST S.R.L (“LUCAS”).	September 13, 2012	December 17, 2008	Romania	100%
ECOSFER ENERGY S.R. L (“ECOSFER”).	September 26, 2012	November 17, 2011	Romania	100%
Renesola India Private Limited (“ReneSola India”)	N/A	November 22, 2012	India	100%

ReneSola Zhejiang (previously known as “Zhejiang Yuhui”) commenced operations in July 2005. ReneSola America commenced operations in November 2006. ReneSola Singapore commenced operations in May 2007. Sichuan ReneSola commenced operations in July 2009.  ReneSola Jiangsu (previously known as “JC Solar”) was acquired on May 31, 2009. Zhejiang ReneSola PV Materials commenced operations in January 2011. Sichuan Ruiyu commenced operations in July 2011.  Energy-Saving Technology (previously known as “Zhejiang Sciborn”) commenced operations in July 2011. Zhejiang Ruiyi and Zhejiang Ruixu commenced operations in January, 2012. Qinghai Yuhui commenced operations in February, 2012. ReneSola Germany, NOVE and MG commenced operations in August, 2012. Carbon Fiber commenced operations in October, 2012. ReneSola Australia and ReneSola Japan commenced operations in November, 2012. ReneSola India commenced operations in December, 2012. Sichuan Ruixin, Sichuan OuRuida, Sichuan SiLiDe, Gaotai Yuhui, Ningde Hengyang, Beijing Xuyuan, ReneSola New Energy, Tekesi, Zhejiang Academe, Suibin, Keping, LUCAS and ECOSFER had not commenced operations as of December 31, 2012.

*: Sichuan Ruisheng Photovoltaic Material Co. Ltd. was incorporated in PRC on November 23, 2010, and was merged into Sichuan Aoguang Silicon Industry Co. Ltd (“Aoguang”) on August 25, 2011. On November 30, 2011, Aoguang was merged into Sichuan ReneSola.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements have been prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The following factors raise doubt about our ability to continue as a going concern for the foreseeable future.

·                  The solar industry is being negatively impacted by a number of factors including excess capacity, reduction of government incentives in key solar markets, higher import tariffs and the European debt crisis. These factors have contributed to declining average selling prices for our products. Since December 31, 2010 the Company’s selling price of wafers and modules has fallen from $0.88 per watt (“W”) and $1.85/W, respectively, to $0.23/W and $0.60/W, respectively.

·                  For the year ended December 31, 2012, we incurred an operating loss of $179,030,862.

·                  During the year December 31, 2012, the Company experienced negative cash flow of operations of $94,731,286.

·                  As of December 31, 2012, our current liabilities exceed our current assets by $568,449,902. While the Company had cash and cash equivalents of $93,283,283, it had short-term bank borrowings of $596,556,547 all due within one year and the current portion of long-term debt amounting to $137,061,876, which is not expected to be renewed.

These factors are mitigated by the following plans and actions:

·                  The Company has performed a review of its cash flow forecast for the twelve months ending December 31, 2013. The Company believes that its operating cash flow will improve in 2013 and that its operating cash flow will be positive. While management believes the forecast is based on reasonable assumptions, significant assumptions include: (1) average selling prices ("ASPs") gradually stabilized in the first quarter of 2013 compared to the prior year of 2012. (2) Phase II of in-house polysilicon facilities to begin production, which will reduce polysilicon cost to approximately $18/kg for the combined phases by the end of 2013.

·      While there can be no assurance that the Company will be able to refinance its short-term bank borrowings as they become due, historically, the Company has renewed or rolled over all of its short-term bank loans upon the maturity date of the loans and has assumed it will continue to be able to do so. Subsequent to December 31, 2012, the Company has renewed short-term bank borrowings of $252,874,468. The Company also obtained additional long term loans of $84,957,220 as of the report date, which are collateralized by certain project assets and will be utilized for development purposes. As of March 31, 2013, the Company has unused lines of credit of $528,185,222, of which $427,838,848 is related to trade financing. Based on the Company’s historical experience, trade facilities funding request will be approved in the normal course provided that the Company submits the required supporting documentation and the amount is within the credit limit granted.

·                  In February 2013, the Company received non-binding letters of commitment from three banks to support their financing in the amount of $413,413,583, of which $177,204,144 is related to short term loan and $236,209,439 related to trade financing. Subsequent to receiving the commitments, the Company has obtained financing under the terms of the. However, the non-binding letters of commitment from banks do not have a stated term, and may be withdrawn by the banks at their discretion.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Company’s working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

(b) Basis of consolidation

The consolidated financial statements include the financial statements of ReneSola and its subsidiaries. All inter-company transactions, balances and unrealized profits and losses have been eliminated on consolidation.

(c) Fair value measurement

The Company estimates fair value of financial assets and liabilities as the price that would be received from the sales of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. See Note 6, “Fair Value Measurements”, for further details.

(d) Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting periods presented. Actual results could materially differ from these estimates. Significant accounting estimates which are susceptible to change as more information becomes available include allowances for doubtful receivables and advances to suppliers, lower of cost or market charges and other provisions for inventories, valuation of deferred tax assets, accruals of warranty costs, useful lives of property, plant and equipment and recoverability of the carrying value of long-lived assets and assets held-for-sale, impairment of goodwill and intangible assets, valuation of project assets, and valuation of share-based compensation inclusive of forfeiture rates of stock options.

(e) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and held with banks, including demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

(f) Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for issuance of letters of credit, bank acceptance bills, bank borrowings and bank drafts. Upon maturity of the letters of credit and repayment of bank acceptance bills, bank borrowings and bank drafts which generally occur within one year, the deposits are released by the bank and become available for general use by the Company.

(g) Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the weighted-average method for work-in-process and finished goods and by the first-in-first-out method for raw materials. Inventory costs comprise direct materials, direct labor and those overhead costs that have been incurred in bringing the inventories to their present location and condition.

Adjustments are recorded to write down the cost of obsolete and excess inventory to the estimated market value based on historical and forecast demand. The estimated market value is measured as the estimated selling price of each class of the inventories in the ordinary course of business less estimated costs of completion and disposal and normal profit margin.

The Company outsources portions of its manufacturing process, including cutting ingots into wafers and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots or wafers) sent to the third-party manufacturers.

For the outsourcing arrangements in which title does not transfer, the Company maintains such inventory on the Company’s balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturer. Upon receipt of the processed inventory, it is reclassified as work-in-process inventory and the processing fees paid are capitalized as cost of inventory.

For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Company is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Company retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost. Cash payments for outsourcing arrangements which require prepayment for repurchase of the processed inventory are classified as current assets on the balance sheet. If there is no legal right of offset established by these arrangements, the associated assets and liabilities are presented separately on the balance sheet until the processed inventory is returned to the Company.

The Company provides solar wafer processing services on behalf of third parties who have their own polysilicon supplies. Under certain of these solar wafer processing service arrangements, the Company purchases raw materials from a customer and agrees to sell a specified quantity of solar wafers produced from such materials back to the same customer. The quantity of solar wafers sold back to the customer under these processing arrangements is consistent with the amount of raw materials purchased from the customer based on current production conversion rates. The Company records revenue from these processing transactions based on the amount received for solar wafers sold less the amount paid for the raw materials purchased from the customer. The revenue recognized is recorded as solar wafer processing revenue and the production costs incurred related to providing the processing services are recorded as solar wafer processing costs within cost of revenue.

On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Company to pay for committed volumes regardless of whether the Company actually takes possession of the materials. The Company evaluates these agreements whenever market prices decrease such that the commitment price is significantly higher than market, if any, using a lower of cost or market approach consistent with that used to value inventory (see Note 4).

(h) Project assets

In 2012, the Company began entering into arrangements to develop commercial solar power systems (“project assets”) for sale upon their completion. Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to entering into a definitive sales agreement for the solar power project. These costs include modules, installation and other direct development costs. Once the Company enters into a definitive sales agreement, the Company reclassifies project assets to deferred project costs on the consolidated balance sheet until the sale is completed and all of the criteria to recognize the sale as revenue have been met. The Company expenses project assets to cost of sales after each respective project asset is sold to a customer. The Company generally classifies project assets as current due to the nature of a solar power project and the time required to complete all activities to sell a specific project is typically less than 12 months.

Project assets consisted of the following at December 31, 2012:

	At December 31, 2012
Project assets — Module cost		$9,055,200
Project assets — Development		$9,902,576
Project assets — Others		$6,844,723
Total project assets		$25,802,499

Current portion		$25,802,499
Noncurrent portion	$	nil

Total liabilities (all current liabilities)		$4,698,269

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Company considers a number of factors, including changes in environmental, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease.  If a project is not considered recoverable, the Company impairs the respective project assets and adjusts the carrying value to the estimated recoverable amount, with the resulting impairment recorded within operations. The Company did not recognize any impairment losses on project assets for the years ended December 31, 2012.

(i) Investments

Investments in marketable equity securities are classified as trading, available-for-sale, or held-to-maturity. Investments classified as trading are reported at fair value with unrealized gains and losses included in earnings. Investments classified as available-for-sale are reported at fair value with unrealized gains and losses recorded in other comprehensive income. The cost of investments sold is determined by specific identification.

The Company routinely reviews available-for-sale securities for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the security is written down to fair value. For the years ended December 31, 2010 and 2011, the Company recorded other-than-temporary impairment loss on the only available-for-sale investment of $nil and $6,207,119, respectively. The available-for-sale investment has been fully impaired as of December 31, 2011.

Investments are evaluated for impairment at the end of each period. Unrealized losses are recorded to other expenses when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

(j) Advances to suppliers and advances for purchase of property, plant and equipment

In order to secure a stable supply of silicon materials and construction materials, the Company makes advance payments to suppliers for raw material supplies and advances on purchases of long-lived assets which are offset against future deliveries. Advances to suppliers for purchases expected within twelve months as of each balance sheet date are recorded as advances to suppliers in current assets and those associated with purchases expected over longer periods of time are recorded in non-current advance to suppliers. As of December 31, 2011 and 2012, advances to suppliers in current assets were $16,163,910 and $23,614,491, respectively, and non-current advances to suppliers for silicon raw material supplies were $17,643,874 and $5,928,000, respectively. Prepayments for property, plant and equipment are recorded in non-current assets and were $25,866,532 and $8,317,188 as of December 31, 2011 and 2012, respectively. The Company does not require collateral or other security against its advances to suppliers. As a result, the Company’s claims for such prepayments are unsecured, which exposes the Company to the suppliers’ credit risk. The Company performs ongoing credit evaluations of the financial condition of its suppliers.

As of December 31, 2011 and 2012, prepayments made to individual suppliers in excess of 10% of total advances and prepayments to suppliers are as follows:

	At December 31,
	2011	2012
Supplier A	$17,433,530	$17,625,438
Supplier B	$6,540,000	$5,928,000

As of December 31, 2011 and 2012, advances for purchases of property, plant and equipment in excess of 10% of total advances and prepayments to equipment suppliers are as follows:

	At December 31,
	2011	2012
Supplier A	*	$2,182,950
Supplier B	*	$2,020,512
Supplier C	$3,471,298	—
Supplier D	$2,855,145	—
Supplier E	$2,826,950	—

*: Less than 10%

(k) Business combination

The Company accounts for business acquisitions using the acquisition method of accounting and records intangible assets with finite and indefinite useful lives separate from goodwill. Intangible assets are recorded at their fair value based on estimates as at the date of acquisition. Goodwill is recorded as the residual amount of the purchase price less the fair value assigned to the individual assets acquired and liabilities assumed as the date of acquisition.

(l) Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed. The Company performs its annual impairment test at year end and an impairment test between scheduled annual tests if facts and circumstances indicate that it is more likely than not that the fair value of a reporting unit that has goodwill is less than its carrying value. The Company compares the fair value of a reporting unit to its carrying amount to determine if goodwill may be impaired. The Company estimates the fair value of a reporting unit using the discounted cash flow methodology. Significant management judgment is required in the forecasts of future operating results and discount rates that we use in the discounted cash flow method of valuation and in the selection of comparable businesses that we used in the market approach. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the fair value of the goodwill is less than its carrying value. Fair values for reporting units are determined based on discounted cash flows, market multiples or appraised values.

During the third and the fourth quarter of 2012, as a result of the effects of weakening market conditions on the Company’s forecasts and a sustained, significant decline in the Company’s market capitalization to a level lower than its net book value, the Company concluded that impairment indicators existed and performed an impairment analysis. Based on the results of the analysis, the estimated fair value of the reporting unit was determined to be lower than the carrying amount. Accordingly, the Company performed the second step of the impairment test to determine the implied fair value of goodwill, which required the Company to allocate the fair value of the reporting unit determined in step one to all of the assets and liabilities, including any unrecognized intangible assets, of the reporting unit. The Company determined the implied fair value of goodwill was zero. As a result, the Company fully impaired all of its goodwill, resulting in an impairment charge of $6.2 million. $nil, $nil, and $6,160,545 impairment charges were recognized during the years ended December 31, 2010, 2011, and 2012, respectively.

The carrying amount of goodwill, included in the wafer and module segment, for the years ended December 31, 2011 and 2012 were as follow:

	At December 31,
	2011	2012
Beginning of the year	$5,323,406	$5,646,522
Goodwill acquired during the year	313,832	—
Goodwill impairment during the year	—	(6,160,545)
Foreign exchange effect	9,284	514,023
Closing balance	$5,646,522	$ —

(m) Intangible Assets

Intangible assets acquired in a business combination and recognized separately from goodwill are initially recorded at their fair value at the acquisition date (which is regarded as their cost). Subsequent to initial recognition, intangible assets with indefinite useful lives that are acquired separately in a business combination are reported at cost less accumulated impairment losses. At the end of each reporting period, the Company reviews the carrying amount of its intangible assets to determine whether there is any indication that they have suffered an impairment loss. If such indication exists, fair value of the asset(s) is estimated in order to determine the extent of an impairment loss (if any). Based on the results of the analysis, the carrying amount of the intangible assets were lower than their fair value and an impairment loss of $3,764,464 was recognized during the year ended December 31, 2012. Intangible assets have been fully impaired as of December 31, 2012.

(n) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Buildings	40-50 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years

Construction in progress represents mainly the construction of new facilities in ReneSola Zhejiang, ReneSola Jiangsu, Sichuan ReneSola, Sichuan Ruiyu and Keping. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

(o) Assets held-for-sale

Non-current assets and disposal group are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and such non-current assets are available for immediate sale in present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification. Non-current assets classified as held for sale are measured at lower of their carrying amount and fair value less costs to sell. Assets held-for-sale has been classified to property, plant and equipment as of September 30, 2012, when the counterpart to the sales contract for the mono-crystal furnaces reneged on the contractual arrangement.  (See Note 5).

(p) Interest capitalization

The Company capitalizes interest costs as part of the costs of constructing certain assets during the period of time required to get the assets ready for their intended use. The Company capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred.

(q) Prepaid land use right

Prepaid land use right represent payments made to obtain land use rights. Prepaid land use right is recognized as an expense on a straight-line basis over the lease period of 40-50 years.

Expenses recognized were $715,405, $877,168 and $1,080,099 for the years ended December 31, 2010, 2011 and 2012, respectively.

(r) Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than originally estimated. The Company assesses recoverability of the long-lived assets by comparing the carrying amount of the assets to the estimated future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. The Company recognizes an impairment loss in the event the carrying amount exceeds the estimated future undiscounted cash flows attributable to such assets, measured as the difference between the carrying amount of the assets and the fair value of the impaired assets.

The Company determined that assets that were held-for-sale as of December 31, 2011 became fully impaired during the year ended December 31, 2012, when the counterpart to the sales contract for the mono-crystal furnaces reneged on the contractual arrangement. Given the Company’s inability to find another buyer, and its conclusion that the assets are obsolete with little to no scrap value, the carrying value of these assets, $6,437,716, was written down to zero and an impairment charge of $6,437,716 was recognized for the year ended December 31, 2012 (see Note 5).

(s) Deferred convertible notes issuance costs

The issuance costs incurred in connection with the issuance of the Company’s Convertible Senior Notes due 2018 (“Notes”) in the amount of $7,156,101 were deferred and are being amortized on a straight-line basis, which approximates the effective interest rate method, from March 15, 2011, the date of issuance, to March 15, 2016, the earliest redemption date. The amortization, recorded in interest expense, was $881,172 and $784,456 for the year ended December 31, 2011 and 2012, respectively.

(t) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities or the expected timing of their use when they do not relate to a specific asset or liability.

(u) Revenue recognition

The Company sells solar power products including virgin polysilicon, monocrystalline and multicrystalline solar wafers and PV cells and modules. The Company also enters into agreements to process silicon materials into silicon ingots and wafers for customers. The Company recognizes revenues when persuasive evidence of an arrangement exists, the products are delivered and title and risk of loss has passed to customers, the price to the buyer is fixed and determinable, and collectability is reasonably assured. Sales agreements typically contain customary product warranties but do not contain any post-shipment obligations nor any return or credit provisions.

A majority of the Company’s contracts provide that products are shipped under free on board (“FOB”) terms, cost, insurance and freight (“CIF”) terms or delivered duty unpaid (“DDU”) terms. Under FOB, the Company fulfills its obligation when the goods have passed over the ship’s rail at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point. Under CIF, the Company must pay the costs, insurance and freight necessary to bring the goods to the named port of destination, and bears the risk of loss or damage to the goods during transit. Under DDU, the Company is responsible for making a safe delivery of goods to a named destination, paying all transportation expenses but not the duty. The Company bears the risks and costs associated with supplying the good to the delivery location. The Company recognizes revenue when the title of goods and risk of loss or damage is transferred to the customers based on the terms of the sales contracts, and if the other recognition criteria are met.

In 2012, the Company commercially began developing and operating solar power projects which have generated electricity in China. Revenue from solar power projects that are held and used is recognized as revenue after the solar power plant is connected to the grid and as it generates electricity.

In 2012, the Company also began developing solar projects which have generated electricity with the intention to hold the project assets for sale. The Company accounts for the project following the provisions of real estate accounting. Under the provisions of real estate accounting, the Company recognizes revenue and the corresponding costs once the sale is consummated, the buyer’s initial and any continuing investments are adequate, the resulting receivables are not subject to subordination and the Company has transferred the customary risk and rewards of ownership to the buyer. The Company has not recognized any revenue from sales of project assets which the Company developed for sale in 2012.

(v) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, consumables, direct labor, overhead costs, depreciation of plant and equipment, contractor and processing fees and warranty costs. Shipping and handling costs incurred on sale of products and included in sales and marketing expense were $4,800,640, $9,058,534 and $14,524,853 for the years ended December 31, 2010, 2011 and 2012, respectively.

(w) Research and development

Costs related to the design, formulation and testing of new products or process alternatives are included in research and development expenses. Research and development costs are expensed when incurred.

(x) Warranty costs

The Company’s solar modules are typically sold with 25 year warranties against specified declines in the initial minimum power generation capacity at the time of delivery. The Company also provides warranties for solar modules against defects in materials and workmanship for a period of five or ten years from the date of sale. Warranty cost is accrued as revenue is recognized. Due to the limited solar module manufacturing history, the Company does not have a significant history of warranty claim. Cost of warranties is estimated based on an assessment of the Company’s and competitors’ accrual history, industry-standard testing, estimates of failure rates from quality review and other assumptions that are considered to be reasonable under the circumstances. Actual warranty costs are accumulated and charged against accrued warranty liability. To the extent that actual warranty cost differs from the estimates, the Company will prospectively revise the accrual rate. As such estimates are subjective, the Company will continue to analyze its claim history and the performance of its products and compare against its competitors, industry data for warranty claims, and other assumptions, such as academic research, to determine whether its accrual is adequate. The Company has adopted a warranty accrual rate of 1.0% of PV module revenues, based on its assessment of industry norms which also represents the Company’s best estimate to date. Should it begin to experience warranty claims differing from its accrual rate, the Company would prospectively revise the warranty accrual rate. The Company revised downward the estimated cost to satisfy the Company’s outstanding product warranty by $7,787,834 for the year ended December 31, 2012, attributable primarily to decreases in the average selling prices (“ASPs”) for solar modules, a primary input into the estimated costs of the Company’s warranty policy.

(y) Government grants

Government grants received by the Company consist of unrestricted grants and subsidies and restricted grants. Depending upon the nature of grant, government grants are recognized as either directly in other operating income or as deferred subsidies first and amortized into the other income.

The Company recorded $1,059,995, $4,305,347 and $4,287,891 for the years ended December 31, 2010, 2011 and 2012 in other operating income, respectively. Government grants related to property, plant and equipment are recorded as deferred subsidies and are amortized on a straight-line basis over the useful life of associated assets. The Company received government grants related to property, plant and equipment and land use right of $13,882,069, $7,132,358 and $1,458,283 during the years ended December 31, 2010, 2011 and 2012, respectively.  The deferred government grants as of December 31, 2011 and 2012 were $26,558,363 and $27,311,528, respectively, included in deferred subsidies and other in the consolidated balance sheets. The Company amortized the deferred grants in the amount of $306,965, $628,133 and $808,089 into other operating income for the years ended December 31, 2010, 2011 and 2012, respectively.

(z) Other operating expense (income)

Other operating expense (income) primarily consists of gains or losses on disposal of fixed assets, subsidies received from the government, and forfeitures of advances from customers.

(aa) Foreign currency

The functional currency of ReneSola Ltd is the United States Dollar (“U.S. dollar”). The functional currency of ReneSola’s subsidiaries in the PRC is Renminbi (“RMB”). The functional currency of ReneSola America and ReneSola Singapore is the U.S. dollar, the functional currency of ReneSola Germany, ReneSola New Energy, NOVE and MG is Euro, the functional currency of LUCAS and ECOSFER is Leu, the functional currency of ReneSola Australia is AUD, the functional currency of ReneSola Japan is JPY, the functional currency of ReneSola India is Rupee.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are translated into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses have been included in determination of net income.

The Company has chosen the U.S. dollar as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Income statement items have been translated using the weighted average exchange rate for the year. Translation adjustments have been reported as a component of other comprehensive income in the statement of comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents denominated in RMB amounted to RMB 1,815,422,496($288,440,808) and RMB 421,256,247($67,616,261) at December 31, 2011 and 2012, respectively. And the Company’s restricted cash denominated in RMB amounted to RMB 360,623,203($57,297,257) and RMB 1,004,827,282($161,285,832) at December 31, 2011and 2012, respectively.

(ab) Fair value of financial instruments

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss. See Note 6, “Fair Value Measurements”, for further details.

(ac) Derivative financial instruments

The Company uses foreign exchange forward contracts to hedge the foreign currency exchange risk inherent in the future cash flows associated with forecasted sales denominated in foreign currencies, mainly in U.S. Dollar or Euro.

The Company accounts for these forward contracts as derivative instruments and recognizes all derivative instruments as either assets or liabilities at fair value in other financial assets or other financial liabilities in the consolidated balance sheets. The Company does not offset the carrying amounts of derivatives with the same counterparty.

In 2010, the Company began to employ foreign currency cash flow hedge accounting with respect to certain foreign-currency forward exchange contracts that the company entered into to hedge potential changes in the cash flow of forecasted foreign currency denominated sales transactions within the next two years attributable to changes in foreign currency exchange rates. When the designed hedging relationships are highly effective, the effective portion of gain or loss on the designated derivative instruments is recorded in accumulated other comprehensive income, net of tax, until the underlying hedged transaction is recognized in the consolidated income statements. The ineffective portion of cash flow hedges, if any, is recognized in income immediately. The effectiveness of designated hedging relationships is tested and documented on a quarterly basis. In the fourth quarter of 2011, as the hedged sales transactions were determined to no longer be  probable of occurrence as the contract was under re-negotiation and would likely be terminated, the cash flow hedge accounting was discontinued and accordingly, the entire balance in accumulated other comprehensive income was reclassified into net gain (loss) on derivative instruments. The net change associated with hedging transaction was ($1,236,306) in the year ended December 31, 2011. No derivative instruments qualified to be accounted for as cash flow hedges during the year ended December 31, 2012.

The loss from change in fair value of derivatives, which qualified for cash flow hedge accounting, reported in accumulated other comprehensive income was $797,091 and $1,236,306 in the years ended December 31, 2010 and 2011, respectively. Of these amounts, $83,594 and $1,164,711 were reclassified into revenue upon realization of the hedged transactions in the end years ended December 31, 2010 and 2011, respectively. As a result of designed hedging relationship becoming ineffective in the fourth quarter of 2011, the balance of $785,092 recorded in accumulated other comprehensive income was reclassified into net gain (loss) on derivatives.

The Company’s other derivative instruments do not qualify for hedge accounting. Accordingly, gains or losses resulting from changes in the values of those derivative instruments are recognized as (gain) loss on derivatives, net, in the consolidated income statement.

Net (gains) losses on derivative instruments from foreign currency forward exchange contracts were ($6,268,072), $15,296,530 and $53,945, in the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the Company has outstanding foreign exchange forward contracts with a total notional amount of $153,302,000.

As of December 31, 2011, the Company has $880,917 in current derivative assets, $27,283 in non-current derivative assets, $218,106 in current derivative liabilities, and $181,686 in non-current derivative liabilities in total. As of December 31, 2012, the Company has $660,463 in current derivative assets, $nil in non-current derivative assets, $ 975,053 in current derivative liabilities, and $nil in non-current derivative liabilities in total.

(ad) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.

During 2011 and 2012, the Company issued 40,000 and nil ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise, respectively. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

(ae) Share-based compensation

The Company recognizes expenses for services received in exchange for awards of equity instruments based on the grant-date fair value of the award as determined by the Black-Scholes option pricing model, net of estimated forfeitures. The estimated compensation cost is recognized ratably over the period the grantee is required to provide services per the conditions of the award. See Note 12, “Share Based Compensation”, for further details.

(af) Comprehensive income (loss)

Our financial statements include the Consolidated Statements of Comprehensive Income (Loss) as required by new accounting guidance, which we retrospectively adopted during 2012.

Comprehensive income is the change in equity during a period from transactions and other events and circumstances from non-shareholder sources. Components of the Company’s comprehensive income include net income, foreign currency translation adjustments, unrealized gains and losses on available-for-sale investments and fair value change of the derivatives qualify for hedge accounting. As of December 31, 2011 and 2012, accumulated other comprehensive income was comprised entirely of foreign currency translation adjustments.

(ag) Treasury Stock

On August 20, 2011, the Company’s Board of Directors authorized the Company to repurchase up to $100 million in aggregate value of its outstanding ordinary shares through open market or private transactions during the six months period ending in February, 2012, depending on market condition. On September 6, 2011 and September 9, 2011, the Company repurchased 309,924 and 335,500 ADSs, respectively, on the open market at a price of $3.0614 and $2.9271, respectively, for a total purchase price of $1,943,822. The Company has legal title to the shares, and no other party has the voting rights associated with these shares.

The Company canceled all of the treasury stock on February 29, 2012.

(ah) Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and advances to suppliers and related parties. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful receivables mainly based on the age of receivables and factors surrounding the credit risk of specific customers. The Company performs ongoing credit evaluations of the suppliers’ financial conditions. The Company generally does not require collateral or other security against such suppliers; however, it maintains a reserve for potential credit losses. Such losses have historically been within management’s expectations.

(ai) Recently issued accounting pronouncements

In December 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-11, Balance Sheet (Topic 210): Disclosure about Offsetting Assets and Liabilities.  The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company is in the process of evaluating the effect of adoption of this pronouncement.

In July 2012, the FASB issued ASU 2012-02, Impairment of Indefinite-Lived Intangible Assets, an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance will not have a significant effect on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement.

In March 2013, the FASB issued ASU 2013-05, an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement.

ALLOWANCES FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2012
ALLOWANCES FOR DOUBTFUL RECEIVABLES
ALLOWANCES FOR DOUBTFUL RECEIVABLES

3. ALLOWANCES FOR DOUBTFUL RECEIVABLES

Allowances for doubtful receivables are comprised of allowances for accounts receivable and allowances for other receivables. The Company establishes an allowance for doubtful accounts primarily based on factors surrounding the credit risk of specific customers.

The Company made provision (reversal) for doubtful debts in the aggregate amount of $3,919,044, ($1,374,668) and $852,278 during the year ended December 31, 2010, 2011 and 2012, respectively. The reversal of the allowance in 2011 relates to the collection of payments from certain of the Company’s module customers in connection with receivables that were previously provided for.

Analysis of allowances for accounts receivable is as follows:

	At December 31,
	2010	2011	2012
Beginning of the year	$114,271	$2,412,695	$1,090,274
Allowances made (reversal) during the year	2,237,042	(1,402,085)	852,278
Write off	—	—	(143,197)
Foreign exchange effect	61,382	79,664	22,400
Closing balance	$2,412,695	$1,090,274	$1,821,755

Analysis of allowances for other receivables is as follows:

	At December 31,
	2010	2011	2012
Beginning of the year	$9,456,014	$8,733,597	$8,739,314
Allowances made during the year	42,379	—	3,412
Write off	(774,792)	—	(47,702)
Foreign exchange effect	9,996	5,717	703
Closing balance	$8,733,597	$8,739,314	$8,695,727

Analysis of allowances for advances for purchases of property, plant and equipment is as follows:

	At December 31,
	2010	2011	2012
Beginning of the year	$—	$887,888	$1,267,565
Allowances made (reversal) during the year	1,808,989	321,430	(5,125)
Write off	(943,340)	—	—
Foreign exchange effect	22,239	58,247	12,915
Closing balance	$887,888	$1,267,565	$1,275,355

Analysis of allowances for advances to suppliers is as follows:

	At December 31,
	2010	2011	2012
Beginning of the year	$4,887,683	$4,661,198	$4,405,850
Allowances (reversal) made during the year	(169,366)	(294,013)	1,713
Write off	(133,587)	—	—
Foreign exchange effect	76,468	38,665	17,086
Closing balance	$4,661,198	$4,405,850	$4,424,649

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES

4. INVENTORIES

	At December 31,
	2011	2012
Raw materials	$61,109,992	$43,541,594
Work-in-process	41,789,430	43,240,832
Finished goods	51,282,191	168,097,308
Total inventories	$154,181,613	$254,879,734

For the year ended December 31, 2010, 2011 and 2012, inventory was written down by $1,165,610, $48,992,463 and $59,313,129, respectively, to reflect the lower of cost or market.

The Company recorded $nil, $3.9 million and $nil provision for purchase commitments during the years ended December 31, 2010, 2011 and 2012, respectively, in cost of revenues, and reversed the provision recorded during 2011 in the year ended December 31, 2012, as a result of the renegotiated contractual terms. The provision is recorded in other current liabilities and amounted to $3,940,000 and $nil as of December 31, 2011 and 2012, respectively.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, comprise:

	At December 31,
	2011	2012
Buildings	$187,073,104	$239,802,732
Leasehold improvement	93,424	124,360
Plant and machinery	808,513,361	919,351,282
Motor vehicles	4,969,476	5,040,204
Office equipment	10,174,496	12,062,564
	1,010,823,861	1,176,381,142

Less: Accumulated depreciation	189,232,340	295,223,230
	821,591,521	881,157,912
Construction in progress	158,573,094	227,923,439
Impairment of long-lived assets	—	(6,519,026)
Property, plant and equipment, net	$980,164,615	$1,102,562,325

Construction in progress represents new production facilities under construction in ReneSola Zhejiang, ReneSola Jiangsu, Sichuan ReneSola, Sichuan Ruiyu, and Keping. The power station built up in China for generating electricity business has a carrying amount of $30.0 million under the “Plant and machinery”, and $13.5 million under the “Buildings”.

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was $54,205,916, $82,730,940 and $93,501,714, respectively.

During the third quarter of 2012, as a result of weak market conditions and a significant decline in the Company’s market capitalization to a level lower than its net book value, the Company concluded that circumstances  existed which required the Company to test certain long-lived assets for recoverability. Based on the recoverability tests performed, the Company determined that no impairment was required except for the mono furnaces which had previously been recorded as assets held-for-sale and were determined to be obsolete upon subsequent reneged on the contractual agreement.

As a result, a total impairment charge of $6,437,716 was recognized.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6. FAIR VALUE MEASUREMENTS

The Company adopted ASC 820, “Fair Value Measurements and Disclosures”, which provides a framework for measuring fair value under U.S. GAAP, and expanded disclosure requirements about assets and liabilities measured at fair value. The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

·                  Level 1—Observable unadjusted quoted prices in active markets for identical assets or liabilities.

·                  Level 2—Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

·                  Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Assets and liabilities carried at fair value as of December 31, 2012 are classified in the categories described above based on the lowest level input that is significant to the fair value measurement in its entirety.

Recurring basis

The following table displays assets and liabilities measured on the Company’s consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition:

	As of December 31, 2012
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	660,463	—	660,463	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(975,053)		(975,053)	—
	$(314,590)	$—	$(314,590)	$—

	As of December 31, 2011
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	908,200	—	908,200	—
Cross currency forward exchange contracts -recorded as derivative liabilities .	(399,792)		(399,792)	—
	$508,408	$—	$508,408	$—

Derivatives—The Company’s use of derivatives primarily consists of foreign currency forward contracts. As quoted prices in active markets for identical assets are not available, the Company uses quotes obtained from professional pricing sources. The Company performs internal validation procedures on quotes from pricing sources using valuation techniques commonly used in the industry, and also considers the credit ratings of respective counterparties in determining the impact of risk of defaults on the valuation of derivative assets. These fair value measurements are classified as level 2.

Cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accounts due to and from related parties, and short-term borrowings are carried at cost on the consolidated balance sheets and the carrying amount approximates their fair value because of the short-term nature of these financial instruments.

The carrying amount of the Company’s outstanding convertible notes as of December 31, 2011 and 2012 was $111.6 million and $111.6 million, respectively. The estimated fair value of those debts was $68.3 million and $59.2 million, respectively, as of December 31, 2011 and 2012. The fair value was measured based on observable market quotes and is therefore considered a level 1 fair value measurement.

The Company’s long-term bank borrowing consists of floating rate loans that are reset annually. The carrying amount of long-term borrowings (including the current portions) was $236.5 million and $193.6 million as of December 31, 2011 and 2012, respectively. The estimated fair value of long-term borrowings (including the current portions) was $233.6 million and $184.0 million as of December 31, 2011 and 2012, respectively. The fair value is measured using discounted cash flow technique based on current rates for comparable loans on the respective valuation date and it therefore considered a level 2 input.

Fair values of non-financial assets measured on a non-recurring basis

During the year, the Company recorded certain non-financial assets at fair value following events that required the Company to assess goodwill, intangible assets and long-lived assets for impairment.

	Fair Value as of December 31, 2012 Measured Using Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2012
Goodwill	—	$6,160,545
Intangible asset	—	$3,764,464
Long-lived assets — mono crystal furnaces	—	$6,437,716

As of December 31, 2012, goodwill with a carrying amount of $6,160,545 was written down to $nil, resulting in an impairment charge of $6,160,545which was included in earnings.

As of December 31, 2012, Intangible assets with a carrying amount of $3,764,464 were written down to their implied fair value of $nil, resulting in an impairment charge of $3,764,464 which was included in earnings.

Long-lived assets of mono-crystal furnaces with a carrying amount of $6,437,716 were written down to their implied fair value of $nil, resulting in an impairment charge of $6,437,716 which was included in earnings for the year ended December 31, 2012 (see Note 2(r)).

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

7. INCOME TAXES

The tax (expense) benefit comprises:

	Years ended December 31,
	2010	2011	2012
Income (loss) before income tax
PRC	$221,358,721	$(13,323,000)	$(205,940,795)
Other jurisdictions	7,635,169	8,802,696	(15,268,847)
Total	228,993,890	(4,520,304)	(221,209,642)

Current tax benefit (expense)
PRC	$(15,480,534)	$(6,860,939)	$1,191,416
Other jurisdictions	(158,198)	(3,046,111)	(102,728)
Subtotal	(15,638,732)	(9,907,050)	1,088,688
Deferred tax benefit (expense)
PRC	$(44,846,217)	$17,505,652	$(22,884,154)
Other jurisdictions	487,145	(2,747,123)	442,976
Subtotal	(44,359,072)	14,758,529	(22,441,178)
Total income tax benefit (expense)	$(59,997,804)	$4,851,479	$(21,352,490)

ReneSola is not subject to tax under the laws of British Virgin Islands.

ReneSola Zhejiang is a Foreign Invested Enterprise (“FIE”) incorporated in the PRC. The statutory income tax rate in the PRC is 25% starting from 2008. On December 26, 2007, the State Council issued a Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, enterprises that were established and already benefited from preferential tax treatments before March 16, 2007 will continue to benefit from them (i) in the case of preferential tax rates, for a period of five years to transition from lower rate to statutory income tax rate of 25% starting from January 1, 2008, and the enterprises that previously enjoyed the tax rate of 24% shall be subject to the tax rate of 25% from 2008, and (ii) in the case of preferential tax exemption or reduction for a specified term, until the expiration of such term or 2012, whichever is earlier.

Pursuant to Circular 39, ReneSola Zhejiang is entitled to benefit from the residual tax holiday granted before the effectiveness of Enterprise Income Tax (“EIT”) Law. With this tax holiday, the blended tax rate for ReneSola Zhejiang is 23% for 2010 and 25% for 2011 and onwards.

ReneSola Zhejiang obtained the approval of High-New Technology Enterprise (“HNTE”) status in 2009 and renewed the HNTE status for another 3-year period from 2012 to 2014. ReneSola Jiangsu obtained the approval of HNTE status for the period from 2012 to 2014. Sichuan ReneSola obtained approval of HNTE status in 2012 and the HNTE status is valid for 3 years. Under a separate new tax incentive policy after the EIT Tax Law became effective in 2008, ReneSola Zhejiang, Sichuan ReneSola and ReneSola Jiangsu were allowed to apply a reduced income tax rate of 15% with HNTE status.

For PRC entities, the qualified research and development expenses incurred by them for development of new technology, new products and new techniques could have a 50% super deduction in addition to the actual expense deductions for PRC enterprise income tax purpose.

According to EIT law and its implementation rule, incomes earned from major Stated-supported public infrastructure facility projects are subject to 6-year tax holiday, which is tax exemption for 3 years since the projects earn revenue and 50% reduction for the following 3 years.  Qinghai Yuhui, Keping, Ningde Hengyang, Beijing Xuyuan, Tekesi and Suibin are engaged in major Stated-supported public infrastructure facility projects and may be entitled to the aforesaid tax holiday upon the approval from the tax authority.  As of December 31, 2012, Qinghai Yuhui has already obtained relevant approval for tax holiday from the tax authority.  The tax holiday was kicked off since 2012 when Qinghai Yuhui start to have revenue.

The Group also has overseas operations in the jurisdiction of the United States, Republic of Singapore, Federal Republic of Germany, Republic of Bulgaria, Commonwealth of Australia, Japan, Republic of India, Grand Duchy of Luxembourg and Republic of Romania. The corporate income tax rates range from 10% to 35%.

Zhejiang ReneSola, Sichuan ReneSola, Sichuan Ruiyu, Sichuan Ruixin, Sichuan OuRuida, Sichuan SiLiDe, Zhejiang Ruixu, Zhejiang Ruiyi, Energy-Saving Technology, Carbon Fiber, Zhejiang Academe, Gaotai Yuhui, Keping, Ningde Hengyang, Beijing Xuyuan, Tekesi and Suibin are incorporated in the PRC. The corporate income tax rate is 25%.

During the year ended December 31, 2010, 2011 and 2012, the Company recorded provision of $nil, reversal of liabilities of $1,439,880 and $nil, respectively, for unrecognized tax benefits which affected the effective income tax rate. It also recognized interest and/or penalties associated with the uncertain tax positions. The reversal of tax liabilities recorded in 2011 was mainly associated with the release of withholding tax liability associated with capital gains arising from the sale of a Joint Venture, which management subsequently determined would not be realized, and as such the withholding tax liability previously recorded was released.

The following is the tabular reconciliation of liabilities for unrecognized tax benefits:

	Years ended December 31,
	2010	2011	2012
Unrecognized tax benefit-Opening balance	$1,645,182	$1,645,182	$205,302
Release of tax liability	—	(1,439,880)	—
Unrecognized tax benefit-Closing balance	$1,645,182	$205,302	$205,302

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2010, 2011 and 2012, the amount of interests and penalties related to uncertain tax positions was immaterial. The Company does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of taxes exceeding RMB100,000 (approximately $16,051) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2007 through 2012 on non-transfer pricing matters, and from 2002 through 2012 on transfer pricing matters.

The principal components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2011	2012
Deferred tax assets:
Property, plant and equipment	$691,221	$525,977
Inventories provision	6,889,765	827,976
Tax losses	18,484,704	67,737,958
Contingent liabilities	4,057,237	3,372,695
Derivative liabilities	80,518	60,471
Bad debts provision	954,012	657,607
Deferred subsidies	5,211,008	4,574,715
Purchase commitment	985,000	—
Others	512,688	1,919,370
Total gross deferred tax assets	$37,866,153	$79,676,769
Valuation allowance on deferred tax assets	—	(64,373,317)
Net deferred tax assets	$37,866,153	$15,303,452

Analysis as
Current	$12,709,364	$1,773,471
Non-current	25,156,789	13,529,981
	$37,866,153	$15,303,452

Deferred tax liabilities:
Property, plant and equipment	$417,370	$297,922
Prepaid land use right	320,505	316,658
Derivative assets	227,050	72,447
Others	—	39,944
Total deferred tax liabilities	$964,925	$726,971
Analysis as:
Current	$220,229	$112,391
Non-current	744,696	614,580
	$964,925	$726,971

As of December 31, 2012, the Company had net operating loss carry forwards of $49,268,477, $31,443,201 and $231,369,868 which will expire in 2014, 2016 and 2017, respectively.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

·     Tax planning strategies;

·     Future reversals of existing taxable temporary differences;

·     Further taxable income exclusive of reversing temporary differences and carryforwards;

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $nil and $64,373,317 as at December 31, 2011 and 2012, respectively.

Reconciliation between the applicable statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Years ended December 31,
	2010	2011	2012
PRC applicable income tax rate	25.0%	25.0%	25.0%
Effect of timing difference reversed in the year with different rate	3.1%	129.7%	(5.7)%
Tax holiday	—	—	0.3%
Valuation allowance	(0.3)%	—	(28.7)%
Expiration of tax credit	—	(17.3)%	—
Effect of different tax rate of subsidiaries	0.1%	1.6%	(1.7)%
Non-deductible expense	(0.2)%	(131.1)%	0.8%
R&D super deduction	(1.2)%	67.5%	1.8%
Reversal of uncertain tax position	—	31.0%	—
Goodwill impairment	—	—	(1.1)%
Others	(0.3)%	0.9%	(0.4)%
Effective income tax rate	26.2%	107.3%	(9.7)%

The aggregate amount and per share effect of the Tax Holiday are as follows:

	Years ended December 31,
	2010	2011	2012
Aggregate	$5,137,990	$5,006,341	$(12,231,260)
Per share effect -basic	$0.03	$0.03	$(0.07)
Per share effect-diluted	$0.03	$0.03	$(0.07)

In accordance with the EIT Law, dividends, which arise from profits of FIEs earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. The Company believes that the PRC entities’ undistributed earnings generated after January 1, 2008 will be permanently reinvested in the PRC entities. As such, no deferred taxes have been recorded on these undistributed earnings of the Company’s PRC subsidiaries as these differences are not expected to reverse in the foreseeable future and are expected to be permanent in duration. The temporary difference for which no deferred tax liability has been recognized is $181.4million and $30.8 million as of December 31, 2011 and 2012, respectively.

BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS
BORROWINGS

8. BORROWINGS

The Company’s bank borrowings consist of the following:

	At December 31,
	2011	2012
Short-term	$479,058,697	$596,556,547
Long-term, current portion	91,834,952	137,061,876
Subtotal	570,893,649	733,618,423
Long-term	144,668,887	56,580,128
	$715,562,536	$790,198,551

As of December 31, 2011 and 2012, the maximum bank credit facilities granted to the Company were $1,407,552,562 and $1,207,002,093, respectively, of which, $714,905,784 and $707,200,012 were drawn down, $692,646,778 and $499,802,081 were available as of December 31, 2011 and 2012, respectively.  The available lines of credit as of December 31, 2012 are subject to annual review and renewal by the financial intuitions.

As of December 31, 2011, short-term borrowings of $16,682,820 and long-term borrowings of $107,246,700 were secured by property, plant and equipment with carrying amounts of $265,000,539, prepaid land use right of $15,603,442 and accounts receivable of $7,435,279. As of December 31, 2012, short-term borrowings of $77,331,959 and long-term borrowings of $56,580,128 were secured by property, plant and equipment with carrying amounts of $246,160,830, prepaid land use right of $20,018,029 and accounts receivable of $4,313,924.

In addition, $82,619,680 and $59,389,070 of long-term borrowings, including current portion were guaranteed by personal assets of Mr. Xianshou Li, the Company’s chief executive officer, and his family as of December 31, 2011 and 2012, respectively.

a) Short-term

Interest rates for all short-term borrowings are variable for certain short-term borrowings, and are updated monthly. The weighted average interest rate of short term loans was 4.72%, 5.38 % and 6.63% in the years ended December 31, 2010, 2011 and 2012, respectively. The borrowings are repayable within one year.

b) Long-term

Interest rates are variable for certain portions of the long-term borrowings, and are updated every three months, once a year or according to a predetermined schedule. The weighted average interest rate of long-term borrowings was 6.33%, 6.54% and 6.92% in the year ended December 31, 2010, 2011 and 2012, respectively. There are financial covenants associated with ReneSola Zhejiang ‘s long-term borrowings $4,815,330, related to certain operational metrics and financial ratios.

As of December 31, 2012, Sichuan ReneSola, ReneSola Jiangsu and ReneSola Zhejiang and Zhengjiang Ruixu were in compliance with all debt covenants. Future principal repayment on the long-term bank loans are as follows:

2013	$137,061,876
2014	13,643,435
2015	10,433,215
2016 and after	32,503,478
$193,642,004

c) Interest expense

Interest expense incurred for the years ended December 31, 2010, 2011 and 2012 was $28,827,891, $40,898,780 and   $54,846,828, respectively, of which $5,582,293, $3,708,484  and $4,218,121 has been capitalized in the carrying value of property, plant and equipment.

OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

9. OTHER CURRENT LIABILITIES

The Company’s other current liabilities are summarized below:

	At December 31,
	2011	2012
Payable for purchase of property, plant and equipment	$84,832,129	$129,593,972
Provision for firm purchase commitment loss	3,940,000	—
Other payables	26,196,708	33,142,811
	$114,968,837	$162,736,783

CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

10. CONVERTIBLE SENIOR NOTES

On March 15, 2011, the Company issued $175,000,000 of U.S. Dollar-Settled 4.125% Convertible Senior Notes (“Notes”) due March 15, 2018, which are convertible into American Depositary Shares (the “ADSs”) , each currently representing two ordinary shares of the Company. On April 7 2011, an over-allotment option up to $25,000,000 aggregate principal amount of Notes were fully exercised by initial purchasers. The key terms of the Notes are as follows:

Interest. The Notes bear interest at the rate of 4.125% per annum, payable semi-annually in arrears on March 15 and September 15, commencing September15, 2011.

Redemption at maturity. Each Note will be redeemable upon maturity at price of 100% of principal amount plus accrued interest, if any, from March 15, 2016.

Conversion. The Notes may be converted into ADSs at the option of the holders at any time prior to maturity. The conversion price is initially $10.5473 per ADS and is subject to adjustment upon the occurrence of specified events but will not be adjusted for accrued and unpaid interest, if any. Based on the conversion price of $10.5473 per ADS, the number of ADSs to be allotted and issued by the Company on full conversion of the Notes will be approximately 18,962,269.

Put Options. The holders have the option to require the Company to redeem all or any portion of the Notes on March 15, 2016 (the “repurchase date”), at a repurchase price equal to 100% of the principle amount plus any accrued and unpaid interest, if any, to, but excluding the repurchase date.

Capped call transaction. In connection with the pricing of the Notes, the Company has entered into a capped call transaction with an affiliate of one of the initial purchasers of the Notes (the “hedge counterparty”). The capped call transaction is expected generally to reduce potential dilution to the Company’s ordinary shares and ADSs upon conversion of the Notes. The cap price under the capped call transaction is $15.0675 per ADS, and the premium of preliminary and over-allotment option is $21,504,779 and $3,197,500, respectively. The premium was first credited to additional paid-in capital, and then to retained earnings once additional paid-in capital was reduced to zero. No beneficial conversion feature charge was recognized for the issuance of the Notes as the estimated fair value of the ordinary shares was less than the conversion price on the date of issuance.

The embedded conversion option and put options are not bifurcated and recognized as derivatives.

For the year ended December 31, 2011, approximately $88,384,000 par value Notes was repurchased using cash of $57,055,127.  The related deferred issuance costs of $2,978,934 were expensed. The Company recorded a net gain of $28,349,939 on the repurchase of the Notes. As a result of the repurchase of these Notes, a portion of the premium paid in connection with the capped call facility of $861,280 was refunded.

As of December 31, 2011 and 2012, the carrying value of the Notes was $111,616,000 and $111,616,000, respectively. For the year ended December 31, 2011, the Company paid issuance costs of $7,156,101, which are being amortized from the date of issuance, to the redemption date, using the straight-line method, which approximates the effective interest rate method. The amortization expense was $881,172 and $784,456 for the year ended December 31, 2011 and 2012, respectively.

SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASE PROGRAM
SHARE REPURCHASE PROGRAM

11. SHARE REPURCHASE PROGRAM

In August 2011, the Company adopted a share repurchase program enabling it to repurchase up to an aggregate of $100 million of its ADSs, each representing its two ordinary shares. As of December 31, 2011, the Company repurchased an aggregate of 645,424 ADSs, representing 1,290,848 ordinary shares, on the open market for total cash consideration of $1,943,822 as treasury stock. As of February 29, 2012, the Company cancelled the treasury stock.

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

12. SHARE BASED COMPENSATION

Share Awards to Employees

In November 2006, the Company entered into an agreement with Mr. Panjian Li (“Mr. Li”), Chief Executive Officer of ReneSola America, and with Binghua Huang (“Mr. Huang”), Chief Technology Officer of the Company, to grant 40,000 and 20,000 common shares, respectively, each year for a period of five and three years, respectively, commencing January 2008. The fair value of the shares was $4.47 per share based on the market price as of the grant date. These shares do not have an exercise price and vest at no cost to Mr. Li or Mr. Huang.

Compensation cost of $177,926, $162,241 and $nil has been recorded in general and administrative expenses for the years ended December 31, 2010, 2011 and 2012, respectively. At December 31, 2012, there was no unrecognized compensation cost. The total fair value of shares vested during the year ended December 31, 2010, 2011 and 2012 was $78,215, $37,600 and $nil, respectively.

2007 Share Incentive Plan

On September 27, 2007, the Company adopted the ReneSola Ltd 2007 Share Incentive Plan (the “Plan”) that provides for grant of share options, restricted shares and restricted share units to employees in the Plan. A maximum of 7,500,000 authorized but unissued shares of the Company have been reserved and allocated to the Plan, whose shares were subsequently registered and are issuable upon exercise of outstanding options granted under the Plan. The Plan shall be administered by the Compensation Committee of the Board of Directors (the “Committee”).

Except as otherwise noted in the award agreements with the employee or consultant, the options can be exercised within six years from the award date, except for participant’s termination of employment or service. The vesting schedule and the exercise price per share will be determined by the Committee and set forth in the individual award agreement. In the event of any distribution, share split, or recapitalization of the Company, the Committee shall make such proportionate and equitable adjustments, if any, to reflect such change with respect to (a) the aggregate number and type of shares that may be issued under the Plan and (b) the terms and conditions of any outstanding awards. Except as may otherwise be provided in any award agreement, if a change of control occurs and a participant’s awards are not converted, assumed, or replaced by a successor, such awards shall become fully exercisable and all forfeiture restrictions on such awards shall lapse.

Options to Employees

From January to December 2011, the Company granted 1,450,000 share options to certain employees with exercise prices of $0.74 to $4.54. From January to December 2012, the Company granted 1,700,000 share options to certain employees with exercise prices of $0.74 to $1.35.

Options Modification

On August 8, 2012, the Board of Directors approved an option modification to reduce the exercise price of all the options granted before August 8, 2012 to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted remain unchanged. The modification resulted in incremental compensation cost of $774,932, of which $444,373 was recorded during the year ended December 31, 2012. The remaining $330,559 will be amortized over the remaining vesting period of the modified options, ranging from 2013 to 2017.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below.

	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2010	1.30-2.40%	4.5 years	69.36-92.03%	0%
Granted in 2011	0.81-2.20%	4.5 years	60.02-82.78%	0%
Granted in 2012	0.68-1.19%	4.5 years	83.47-98.18%	0%

Expected volatilities based on the average of the standard deviation of the daily stock prices of the Company and other selected comparable companies in the same industry. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate of return is based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option.

A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2012	7,333,600	2.80	2.94	12,500
Modification on August 8, 2012		0.74
Granted	1,700,000	0.75	4.44
Forfeited	(1,177,000)	0.74	N/A
Outstanding on December 31, 2012	7,856,600	0.74	2.51	263,081
Vested or expected to vest at December 31, 2012	7,392,272	0.74	2.47	246,917
Exercisable at December 31, 2012	3,593,600	0.74	1.25	125,776

The weighted average fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was $2.93, $0.94 and $0.58, respectively.

Total intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 was $3,659,042, $104,671 and $nil, respectively.

Compensation cost of $3,934,565, $4,359,540 and $2,221,406 has been charged against income during the year ended December 31, 2010, 2010 and 2012, respectively. As of December 31, 2012, there was $4,841,675 in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Plan, which is expected to be recognized over a weighted-average period of 3.6 years.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

13. EMPLOYEE BENEFITS

In accordance with the relevant rules and regulations in the PRC, employees of the Company are covered by retirement benefit plans established by the local government. These plans are defined contribution plans and ReneSola Zhejiang, Sichuan ReneSola and ReneSola Jiangsu have contributed 14%, 20% and 20% separately of the basic salaries of its employees to such plans. In addition, ReneSola Zhejiang, Sichuan ReneSola and ReneSola Jiangsu are required by PRC law to contribute approximately 19.6%, 17.1% and 21.5% separately of the basic salaries of its employees for medical insurance benefits, housing funds, unemployment and other statutory benefits. Other than the contribution, there is no further obligation for payments to employees under these plans.

The total contribution was $3,672,565, $7,803,659 and $14,220,014, for the years ended December 31, 2010, 2011 and 2012, respectively.

DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2012
DISTRIBUTION OF PROFIT
DISTRIBUTION OF PROFIT

14. DISTRIBUTION OF PROFIT

As stipulated by the relevant laws and regulations applicable to China’s foreign investment enterprises, the Company’s PRC subsidiaries are required to make appropriations from net income as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) to non-distributable reserves which include a general reserve, an enterprise expansion reserve and a staff welfare and bonus reserve. Wholly-owned PRC subsidiaries are not required to make appropriations to the enterprise expansion reserve but appropriations to the general reserve are required to be made at not less than 10% of the profit after tax as determined under PRC GAAP. The staff welfare and bonus reserve is determined by the board of directors.

The general reserve is used to offset future extraordinary losses. The subsidiary may, upon a resolution passed by the shareholder, convert the general reserve into capital. The staff welfare and bonus reserve is used for the collective welfare of the employees. The enterprise expansion reserve is for the expansion of ReneSola Zhejiang’s operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with the Chinese law.

In addition to the general reserve, the Company’s PRC subsidiaries are required to obtain approval from the local PRC government prior to distributing any registered share capital. Accordingly, both the appropriations to general reserve and the registered share capital of the Company’s PRC subsidiaries are considered as restricted net assets amounting to$573,961,209 and $586,461,209 as of December 31, 2011 and 2012, respectively.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

15. EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows:

	Years ended December 31,
	2010	2011	2012
Net income (loss) attributed to holder of ordinary shares	$168,996,086	$332,964	$(242,515,539)
Net income (loss) adjusted for dilutive securities	168,996,086	332,964	(242,515,539)
Weighted-average number of common shares outstanding—basic	172,870,921	173,496,901	172,671,369
Dilutive effect of non-vested shares	2,240,810	373,261	—
Weighted-average number of common shares outstanding—diluted	175,111,731	173,870,162	172,671,369
Basic earnings (loss) per share	$0.98	$0.00	$(1.40)
Diluted earnings (loss) per share	$0.97	$0.00	$(1.40)

Diluted earnings per share excludes nil, 23,918,618 and 21,175,141 common shares issuable upon the assumed conversion of the convertible debt, share options and restricted shares for the year ended December 31, 2010, 2011 and 2012, respectively, as their effect would have been anti-dilutive.

In 2011, the Company issued 40,000 ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares.  These ordinary shares are legally issued but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. No additional ordinary shares were issued in 2012.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

16. RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

Amounts due from related parties is comprised of the following amounts receivable from the sales of goods:

	At December 31,
	2011	2012
Zhejiang Yuhuan (1)	$339,376	$276,721
Jinko and its subsidiaries(2)	5,867,668	5,479,588
Quanzhou Heyday(3)	—	128,409
Xinjiang Garson(4)	—	4,919,772
Total	$6,207,044	$10,804,490

Amounts due to related parties are comprised of the following amounts payable to the purchase of raw materials:

	At December 31,
	2011	2012
Zhejiang Yaohui (5)	$1,160,512	$2,000,307
Jinko and its subsidiaries (2)	3,752,565	16,227,011
Jiashan Kaiwo(6)	—	598,231
Total	$4,913,077	$18,825,549

(b) Related party transactions

During the years ended December 31, 2010, 2011 and 2012, related party transactions were as follows:

	Years ended December 31,
	2010	2011	2012
Sale of goods to Jinko and its subsidiaries(2)	—	6,757,761	59,480,575
Purchase of raw materials from Jinko and its subsidiaries (2)	—	4,487,954	85,050,423
Outsourced inventory to Jinko and subsidiaries(2)	—	—	2,570,365
Purchase of raw materials from Zhejiang Yaohui(5)	—	3,672,150	7,187,878
Rental payment to Zhejiang Yuhuan(1)	63,815	—	68,476
Rental expense to Zhejiang Yuhuan(1)	2,954	11,140	3,170
Sale of goods to Xinjiang Garson(4)	—	—	4,175,662
Purchase of raw materials from Jiashan Kaiwo(6)	—	—	1,208,202

In January 2009, Mr. Xianshou Li and his family individually or jointly provided guarantees of up to RMB900,000,000 ($144,459,900), for short-term and long-term borrowings from various domestic banks from January 24, 2009 to January 24, 2014.

(1)                  Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) was controlled by Xianshou Li.

(2)                  The brothers of Mr. Xianshou Li have been the founders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)

(3)     Quanzhou Heyday Solar Technology Co., Ltd. was a noncontrolling shareholder of Ningde Hengyang.

(4)     Xinjiang Garson Co., Ltd.(“ Xinjiang Garson”) was a noncontrolling shareholder of Keping.

(5)     The director of ReneSola Ltd has been the director of Zhejiang Yaohui Photovoltaic Co., Ltd.( “Zhejiang Yaohui”)

(6)     Jiashan Kaiwo Trading Co., Ltd.(“Jiashan Kaiwo”) was controlled by Xianshou Li.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

a) Capital commitment

As of December 31, 2012, the Company had commitments outstanding to purchase property, plant and equipment for $80,581,856, of which $79,563,502 and $1,018,354 are due in 2013 and 2014, respectively.

b) Purchase commitments

In order to secure future silicon materials, the Company has entered into several long-term supply agreements with overseas suppliers in 2010. Under such agreements, the suppliers agreed to provide the Company with specified quantities of silicon materials, and the Company has made prepayments to these suppliers in accordance with the supply contracts.

The prices of some supply contracts were fixed and total purchase commitments under such pre-determined long-term agreements were approximately $216.2 million as of December 31, 2011. The Company renegotiated with these suppliers during the year ended December 31, 2012 and successfully changed the terms to reference market rates. Under the terms of the agreement, the company is required to purchase polysilicon of $154,282,700 in total over the next 3 years, representing quantities of raw materials the Company will utilize in the normal course of operations.   In addition, the Company is required to purchase 2,000 kg of polysilicon in 2013 under another purchase contract and the raw materials are expected be utilized in the normal course of operations as well. The price is subject to adjustment to reflect the prevailing market price at the purchase date. As a result, the provision provided for as of December 31, 2011 based on a fixed rate purchase structure, was not longer necessary as of December 31, 2012.

c) Product warranties

The Company offers warranties on its products and record an estimate of the associated liabilities. Product warranty activity during the years ended December 31, 2011 and 2012 was as follows:

	At December 31,
	2011	2012
	$	$
Beginning balance	8,701,042	12,835,583
Warranty provision	3,893,881	5,344,853
Revision of warranty costs	—	(7,787,834)
Warranty cost incurred	(279,645)	(174,334)
Foreign exchange effect	520,305	98,382
Ending balance	12,835,583	10,316,650

The Company revised downward the estimated cost to satisfy the Company’s outstanding product warranty by $7,787,834 for the year ended December 31, 2012, attributable primarily to decreases in the ASPs for solar modules, a primary input into the estimated costs of the Company’s warranty policy.

d) Legal matters

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on our financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In June 2011, CEP Ltd., or CEP, one of our module customers, sued us in the High Court in Hong Kong for damages of €917,280 for breach of a sales contract. We denied CEP's assertion and defended that the termination of the sales contract was due to CEP's material breach of the sales contract by failure to provide a letter of credit in accordance with the sales contract. A pre-trial has been set for October 2013, to be followed by a five-day trial expected to occur in December 2013. Based on the information available to us, a negative outcome is not probable and the amount of loss, if any, is not reasonably estimable and as such no amount was accrued as of December 31, 2011. There was no subsequent development related to this case in 2012.

In December 2012, the Company received an unfavorable verdict from the Nanjing Supreme People’s Court in Nanjing, Jiangsu Province in its litigation with one of our module customers, Nanjing Zhongdian New Energy Ltd, for material breach of the sales contract. As a result of this ruling, the Company recorded charges to other operating expense and a litigation of $1,941,310 in the year ended December 31, 2012.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
SEGMENT REPORTING

18. SEGMENT REPORTING

The Company operates in two principal reportable business segments, Wafer, Cell and module. The Wafer segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and processing services. The Cell and module segment involves manufacture and sale of PV cells and modules. Ancillary revenues and expenses, generated from one solar power plant and other unallocated costs and expenses are recorded in other, beginning from 2012. The transactions between reportable segments relate to supplier contracts for the sales of wafers and module.  These transactions are executed based on the stated contract prices, with similar terms and conditions as sales to third parties.

The chief operating decision maker is the chief executive officer of the Company.

The Company only reports the segment information of net sales and gross profit, to conform to the information the chief operating decision maker receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company’s reportable segment’s gross profit and the Company’s consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company’s chief operating decision maker is not provided with asset information by segment.  As such, no asset information by segment is presented.

The following table summarizes the Company’s revenues generated from each segment:

	Years ended December 31, 2010
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$911,913,455	$540,469,534	$—	$(246,804,128)	$1,205,578,861
Gross (loss) profit	$269,996,288	$80,537,398	$—	$(2,569,958)	$347,963,728

	Years ended December 31, 2011
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$819,405,032	$395,171,888	$—	$(229,297,553)	$985,279,367
Gross (loss) profit	$53,857,042	$37,759,156	$—	$4,436,946	$96,053,144

	Years ended December 31, 2012
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$748,873,942	$518,132,795	$6,856,099	$(304,730,940)	$969,131,896
Gross (loss) profit	$(52,897,042)	$19,151,940	$3,323,488	$(5,272,043)	$(35,693,657)

The following table summarizes the Company’s revenues generated from each product:

	Years ended December 31,
	2010	2011	2012
Solar wafers	$640,127,122	$471,661,221	$434,863,725
Service revenue from tolling arrangement	78,040,989	72,470,242	666,771
Solar modules	475,459,658	381,024,666	494,158,334
Power	—	—	5,062,579
Solar cells	3,959,149	557,198	1,862,342
Other materials	7,991,943	59,566,040	32,518,145
Total	$1,205,578,861	$985,279,367	$969,131,896

The following table summarizes the Company’s revenues generated by geographic location of customers:

	Years ended December 31,
	2010	2011	2012
Mainland China	$432,244,661	$384,612,702	$423,874,152
Taiwan	105,628,418	115,391,115	79,457,996
Australia	959,487	3,264,955	60,324,084
Singapore	37,231,290	2,303,270	49,825,855
Korea	67,258,950	89,186,998	18,035,540
India	13,178,876	4,309,772	6,102,690
Hong Kong	30,537,477	1,054,364	3,599,811
Other Asia Pacific countries	2,215,499	227,108	27,930
Asia Pacific Total	$689,254,658	$600,350,284	$641,248,058

Germany	180,913,486	110,503,738	133,066,515
Greece	—	15,294,700	53,337,917
Belgium	8,391,253	31,231,396	25,411,767
America	60,415,307	64,693,678	16,461,811
Italy	70,270,371	61,615,219	13,662,581
France	19,558,271	37,126,579	11,893,602
Spain	66,833,525	38,586,654	8,266,207
Czech Republic	79,095,388	6,563,582	4,117,232
Others	30,846,602	19,313,537	61,666,206
Total	$1,205,578,861	$985,279,367	$969,131,896

Substantially all of the Company’s long-lived assets are located in Mainland China.

Major customers

Details of the customers accounting for 10% or more of total net revenues were as follows:

	Years ended December 31,
	2010	2011		2012
Customer A	$152,467,373		*		*

*: Less than 10%.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

Subsequent to December 31, 2012, the Company obtained new financings totaling $337.9 million, which are comprised of $252.9 million in short-term borrowings, for its working capital needs, and $85.0 million in long-term borrowings, for its project development.

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

SCHEDULE 1—RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011AND 2012

(Amounts expressed in U.S. dollars)

RENESOLA LTD

BALANCE SHEETS

	As of December 31,
	2011	2012
ASSETS
Current assets:
Cash and cash equivalents	$31,674,461	$5,364,702
Prepaid expenses and other current assets	290,545	530,343
Derivative assets	—	177,482
Deferred convertible notes issue costs—current	784,456	784,456
Total current assets	32,749,462	6,856,983
Investment in subsidiaries	816,157,462	532,632,000
Deferred convertible notes insurance costs—non-current	2,510,211	1,725,755
Other long-term assets	—	305,556
Total assets	$851,417,135	$541,520,294
LIABILITIES AND EQUITY
Current liabilities:
Amount due to subsidiaries	$133,873,226	$60,526,078
Other current liabilities	1,949,704	2,810,984
Total current liabilities	135,822,930	63,337,062
Income tax payable	409,506	93,473
Other long-term liabilities	2,582,692	2,582,693
Convertible notes payable—non-current	111,616,000	111,616,000
Total liabilities	250,431,128	177,629,228
Equity:
Common shares (500,000,000 shares authorized at December 31, 2011 and 2012; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31, 2011; shares issued and 172,773,664 shares outstanding at December 31, 2012)	422,313,848	421,460,573
Additional paid-in capital	4,110,849	5,250,487
Treasury stock	(1,943,822)	—
Retained earnings	104,859,324	(137,656,215)
Accumulated other comprehensive income	71,645,808	74,836,221
Total equity	600,986,007	363,891,066
Total Liabilities and Equity	$851,417,135	$541,520,294

STATEMENTS OF INCOME

	Year ended December 31,
	2010	2011	2012
Cost of revenues—Product sales	$323,546	$156,416	$68,930
Gross loss	(323,546)	(156,416)	(68,930)
Operating expenses(income):
Sales and marketing	123,200	169,033	152,697
General and administrative	8,617,628	5,794,283	4,785,160
Research and development	54,409	101,350	61,724
Other operating expense (income)	383,608	(148,221)	(78,288)
Total operating expenses	9,178,845	5,916,445	4,921,293
Loss from operations	(9,502,391)	(6,072,861)	(4,990,223)
Non-operating (expense) income:
Interest income	1,350,777	917,376	28,223
Interest expense	(814,254)	(6,633,937)	(6,734,000)
Foreign exchange loss	(13,037)	(766)	(147)
Gains (losses) on derivative, net	14,248,017	(20,254,867)	(2,093,974)
Gains on repurchase of convertible notes	5,891	28,349,939	—
Total non-operating income(losses)	14,777,394	2,377,745	(8,799,898)
Income (loss) before income taxes and equity in earnings of subsidiaries	5,275,003	(3,695,116)	(13,790,121)
Income tax (expense) benefit	(124,095)	1,521,441	—
Equity in earnings (losses) of subsidiaries	163,845,178	2,506,639	(228,725,418)
Net income (loss)	$168,996,086	$332,964	$(242,515,539)

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(Amounts expressed in U.S. dollars)

	Year ended December 31,
	2010	2011	2012
Net income (loss)	$168,996,086	$332,964	$(242,515,539)
Other comprehensive income:
Foreign currency translation adjustment	17,170,111	32,421,826	3,190,413
Unrealized gains (losses) on available-for-sale investments	(2,329,761)	—	—
Cash flow hedging gains (losses)	(713,497)	—	—
Reclassification adjustment for loss included in net income	—	3,043,258	—
Other comprehensive income	14,126,853	35,465,084	3,190,413
Comprehensive income (loss)	$183,122,939	$35,798,048	$(239,325,126)

STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2010	2011	2012
Net income (loss)	$168,996,086	$332,964	$(242,515,539)
Equity in (earnings) losses of subsidiaries	(163,845,178)	(2,506,639)	228,725,418
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	332,668	881,172	784,456
Gains on early extinguishment of debt	(5,891)	(28,349,939)	—
Share-based compensation	3,934,566	4,359,540	2,221,406
(Gains) losses on derivatives	(14,248,017)	20,254,867	2,093,974

Changes in assets and liabilities :
Other long-term assets	—	—	(305,556)
Prepaid expenses and other current assets	(114,240)	(176,305)	(239,795)
Other current liabilities	1,004,699	(1,671,890)	367,088
Other long-term liabilities	(138,861)	1,610,557	—
Net cash used in operating activities	(4,084,168)	(5,265,673)	(8,868,548)
Investing activities:
Investment in subsidiaries	(37,200,000)	(33,800,000)	(12,830,520)
Loans to subsidiaries	8,842,522	—	—
Dividend received from subsidiaries	5,042,201	—	—
Net cash received from (paid for) settlement of derivatives	441,964	(11,370,796)	(1,777,265)
Net cash used in investing activities	(22,873,313)	(45,170,796)	(14,607,785)
Financing activities:

Share issuance costs refund	—	—	8,779
Proceeds from exercise of share option	3,144,061	148,744	—
Net proceeds from issuance of convertible notes	—	200,000,000	—
Cash paid for repurchase of common shares	—	(1,943,822)	—
Cash paid for insurance cost	—	(7,154,772)	—
Purchase of capped call transaction	—	(23,840,999)	—
Cash paid for repurchase of convertible notes	(32,715,276)	(57,055,127)	—
Payment of loan from subsidiaries	—	(29,235,437)	(2,842,205)
Borrowing from subsidiaries	56,740,101	—	—
Net cash provided by financing activities	27,168,886	80,918,587	(2,833,426)
Effect of exchange rate changes	(41,733)	—	—
Net increase (decrease) in cash and cash equivalents	169,672	30,482,118	(26,309,759)
Cash and cash equivalents, beginning of year	$1,022,671	$1,192,343	$31,674,461
Cash and cash equivalents, end of year	$1,192,343	$31,674,461	$5,364,702

Supplemental schedule of non-cash transactions
Conversion of debt to equity	$—	$125,160,333	$—
Capital reduction of ReneSola Singapore	$—	$—	$70,820,977

Note to Schedule 1

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

(a) Basis of presentation

The consolidated financial statements have been prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The following factors raise doubt about our ability to continue as a going concern for the foreseeable future.

·                  The solar industry is being negatively impacted by a number of factors including excess capacity, reduction of government incentives in key solar markets, higher import tariffs and the European debt crisis. These factors have contributed to declining average selling prices for our products. Since December 31, 2010 the Company’s selling price of wafers and modules has fallen from $0.88 per watt (“W”) and $1.85/W, respectively, to $0.23/W and $0.60/W, respectively.

·                  For the year ended December 31, 2012, we incurred an operating loss of $179,030,862.

·                  During the year December 31, 2012, the Company experienced negative cash flow of operations of $94,731,286.

·                  As of December 31, 2012, our current liabilities exceed our current assets by $568,449,902. While the Company had cash and cash equivalents of $93,283,283, it had short-term bank borrowings of $596,556,547 all due within one year and the current portion of long-term debt amounting to $137,061,876, which is not expected to be renewed.

These factors are mitigated by the following plans and actions:

·                  The Company has performed a review of its cash flow forecast for the twelve months ending December 31, 2013. The Company believes that its operating cash flow will improve in 2013 and that its operating cash flow will be positive. While management believes the forecast is based on reasonable assumptions, significant assumptions include: (1) average selling prices ("ASPs") gradually stabilized in the first quarter of 2013 compared to the prior year of 2012. (2) Phase II of in-house polysilicon facilities to begin production, which will reduce polysilicon cost to approximately $18/kg for the combined phases by the end of 2013.

·      While there can be no assurance that the Company will be able to refinance its short-term bank borrowings as they become due, historically, the Company has renewed or rolled over all of its short-term bank loans upon the maturity date of the loans and has assumed it will continue to be able to do so. Subsequent to December 31, 2012, the Company has renewed short-term bank borrowings of $252,874,468. The Company also obtained additional long term loans of $84,957,220 as of the report date, which are collateralized by certain project assets and will be utilized for development purposes. As of March 31, 2013, the Company has unused lines of credit of $528,185,222, of which $427,838,848 is related to trade financing. Based on the Company’s historical experience, trade facilities funding request will be approved in the normal course provided that the Company submits the required supporting documentation and the amount is within the credit limit granted.

·                  In February 2013, the Company received non-binding letters of commitment from three banks to support their financing in the amount of $413,413,583, of which $177,204,144 is related to short term loan and $236,209,439 related to trade financing. Subsequent to receiving the commitments, the Company has obtained financing under the terms of the. However, the non-binding letters of commitment from banks do not have a stated term, and may be withdrawn by the banks at their discretion.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Company’s working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

Basis of consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of ReneSola and its subsidiaries. All inter-company transactions, balances and unrealized profits and losses have been eliminated on consolidation.

Fair value measurement

(c) Fair value measurement

The Company estimates fair value of financial assets and liabilities as the price that would be received from the sales of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. See Note 6, “Fair Value Measurements”, for further details.

Use of estimates

(d) Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting periods presented. Actual results could materially differ from these estimates. Significant accounting estimates which are susceptible to change as more information becomes available include allowances for doubtful receivables and advances to suppliers, lower of cost or market charges and other provisions for inventories, valuation of deferred tax assets, accruals of warranty costs, useful lives of property, plant and equipment and recoverability of the carrying value of long-lived assets and assets held-for-sale, impairment of goodwill and intangible assets, valuation of project assets, and valuation of share-based compensation inclusive of forfeiture rates of stock options.

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and held with banks, including demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash

(f) Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for issuance of letters of credit, bank acceptance bills, bank borrowings and bank drafts. Upon maturity of the letters of credit and repayment of bank acceptance bills, bank borrowings and bank drafts which generally occur within one year, the deposits are released by the bank and become available for general use by the Company.

Inventories

(g) Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the weighted-average method for work-in-process and finished goods and by the first-in-first-out method for raw materials. Inventory costs comprise direct materials, direct labor and those overhead costs that have been incurred in bringing the inventories to their present location and condition.

Adjustments are recorded to write down the cost of obsolete and excess inventory to the estimated market value based on historical and forecast demand. The estimated market value is measured as the estimated selling price of each class of the inventories in the ordinary course of business less estimated costs of completion and disposal and normal profit margin.

The Company outsources portions of its manufacturing process, including cutting ingots into wafers and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots or wafers) sent to the third-party manufacturers.

For the outsourcing arrangements in which title does not transfer, the Company maintains such inventory on the Company’s balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturer. Upon receipt of the processed inventory, it is reclassified as work-in-process inventory and the processing fees paid are capitalized as cost of inventory.

For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Company is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Company retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost. Cash payments for outsourcing arrangements which require prepayment for repurchase of the processed inventory are classified as current assets on the balance sheet. If there is no legal right of offset established by these arrangements, the associated assets and liabilities are presented separately on the balance sheet until the processed inventory is returned to the Company.

The Company provides solar wafer processing services on behalf of third parties who have their own polysilicon supplies. Under certain of these solar wafer processing service arrangements, the Company purchases raw materials from a customer and agrees to sell a specified quantity of solar wafers produced from such materials back to the same customer. The quantity of solar wafers sold back to the customer under these processing arrangements is consistent with the amount of raw materials purchased from the customer based on current production conversion rates. The Company records revenue from these processing transactions based on the amount received for solar wafers sold less the amount paid for the raw materials purchased from the customer. The revenue recognized is recorded as solar wafer processing revenue and the production costs incurred related to providing the processing services are recorded as solar wafer processing costs within cost of revenue.

On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Company to pay for committed volumes regardless of whether the Company actually takes possession of the materials. The Company evaluates these agreements whenever market prices decrease such that the commitment price is significantly higher than market, if any, using a lower of cost or market approach consistent with that used to value inventory (see Note 4).

Project assets

(h) Project assets

In 2012, the Company began entering into arrangements to develop commercial solar power systems (“project assets”) for sale upon their completion. Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to entering into a definitive sales agreement for the solar power project. These costs include modules, installation and other direct development costs. Once the Company enters into a definitive sales agreement, the Company reclassifies project assets to deferred project costs on the consolidated balance sheet until the sale is completed and all of the criteria to recognize the sale as revenue have been met. The Company expenses project assets to cost of sales after each respective project asset is sold to a customer. The Company generally classifies project assets as current due to the nature of a solar power project and the time required to complete all activities to sell a specific project is typically less than 12 months.

Project assets consisted of the following at December 31, 2012:

	At December 31, 2012
Project assets — Module cost		$9,055,200
Project assets — Development		$9,902,576
Project assets — Others		$6,844,723
Total project assets		$25,802,499

Current portion		$25,802,499
Noncurrent portion	$	nil

Total liabilities (all current liabilities)		$4,698,269

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Company considers a number of factors, including changes in environmental, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease.  If a project is not considered recoverable, the Company impairs the respective project assets and adjusts the carrying value to the estimated recoverable amount, with the resulting impairment recorded within operations. The Company did not recognize any impairment losses on project assets for the years ended December 31, 2012.

Investments

(i) Investments

Investments in marketable equity securities are classified as trading, available-for-sale, or held-to-maturity. Investments classified as trading are reported at fair value with unrealized gains and losses included in earnings. Investments classified as available-for-sale are reported at fair value with unrealized gains and losses recorded in other comprehensive income. The cost of investments sold is determined by specific identification.

The Company routinely reviews available-for-sale securities for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the security is written down to fair value. For the years ended December 31, 2010 and 2011, the Company recorded other-than-temporary impairment loss on the only available-for-sale investment of $nil and $6,207,119, respectively. The available-for-sale investment has been fully impaired as of December 31, 2011.

Investments are evaluated for impairment at the end of each period. Unrealized losses are recorded to other expenses when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Advances to suppliers and advances for purchase of property, plant and equipment

(j) Advances to suppliers and advances for purchase of property, plant and equipment

In order to secure a stable supply of silicon materials and construction materials, the Company makes advance payments to suppliers for raw material supplies and advances on purchases of long-lived assets which are offset against future deliveries. Advances to suppliers for purchases expected within twelve months as of each balance sheet date are recorded as advances to suppliers in current assets and those associated with purchases expected over longer periods of time are recorded in non-current advance to suppliers. As of December 31, 2011 and 2012, advances to suppliers in current assets were $16,163,910 and $23,614,491, respectively, and non-current advances to suppliers for silicon raw material supplies were $17,643,874 and $5,928,000, respectively. Prepayments for property, plant and equipment are recorded in non-current assets and were $25,866,532 and $8,317,188 as of December 31, 2011 and 2012, respectively. The Company does not require collateral or other security against its advances to suppliers. As a result, the Company’s claims for such prepayments are unsecured, which exposes the Company to the suppliers’ credit risk. The Company performs ongoing credit evaluations of the financial condition of its suppliers.

As of December 31, 2011 and 2012, prepayments made to individual suppliers in excess of 10% of total advances and prepayments to suppliers are as follows:

	At December 31,
	2011	2012
Supplier A	$17,433,530	$17,625,438
Supplier B	$6,540,000	$5,928,000

As of December 31, 2011 and 2012, advances for purchases of property, plant and equipment in excess of 10% of total advances and prepayments to equipment suppliers are as follows:

	At December 31,
	2011	2012
Supplier A	*	$2,182,950
Supplier B	*	$2,020,512
Supplier C	$3,471,298	—
Supplier D	$2,855,145	—
Supplier E	$2,826,950	—

*: Less than 10%

Business combination

(k) Business combination

The Company accounts for business acquisitions using the acquisition method of accounting and records intangible assets with finite and indefinite useful lives separate from goodwill. Intangible assets are recorded at their fair value based on estimates as at the date of acquisition. Goodwill is recorded as the residual amount of the purchase price less the fair value assigned to the individual assets acquired and liabilities assumed as the date of acquisition.

Goodwill

(l) Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed. The Company performs its annual impairment test at year end and an impairment test between scheduled annual tests if facts and circumstances indicate that it is more likely than not that the fair value of a reporting unit that has goodwill is less than its carrying value. The Company compares the fair value of a reporting unit to its carrying amount to determine if goodwill may be impaired. The Company estimates the fair value of a reporting unit using the discounted cash flow methodology. Significant management judgment is required in the forecasts of future operating results and discount rates that we use in the discounted cash flow method of valuation and in the selection of comparable businesses that we used in the market approach. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the fair value of the goodwill is less than its carrying value. Fair values for reporting units are determined based on discounted cash flows, market multiples or appraised values.

During the third and the fourth quarter of 2012, as a result of the effects of weakening market conditions on the Company’s forecasts and a sustained, significant decline in the Company’s market capitalization to a level lower than its net book value, the Company concluded that impairment indicators existed and performed an impairment analysis. Based on the results of the analysis, the estimated fair value of the reporting unit was determined to be lower than the carrying amount. Accordingly, the Company performed the second step of the impairment test to determine the implied fair value of goodwill, which required the Company to allocate the fair value of the reporting unit determined in step one to all of the assets and liabilities, including any unrecognized intangible assets, of the reporting unit. The Company determined the implied fair value of goodwill was zero. As a result, the Company fully impaired all of its goodwill, resulting in an impairment charge of $6.2 million. $nil, $nil, and $6,160,545 impairment charges were recognized during the years ended December 31, 2010, 2011, and 2012, respectively.

The carrying amount of goodwill, included in the wafer and module segment, for the years ended December 31, 2011 and 2012 were as follow:

	At December 31,
	2011	2012
Beginning of the year	$5,323,406	$5,646,522
Goodwill acquired during the year	313,832	—
Goodwill impairment during the year	—	(6,160,545)
Foreign exchange effect	9,284	514,023
Closing balance	$5,646,522	$ —

Intangible Assets

(m) Intangible Assets

Intangible assets acquired in a business combination and recognized separately from goodwill are initially recorded at their fair value at the acquisition date (which is regarded as their cost). Subsequent to initial recognition, intangible assets with indefinite useful lives that are acquired separately in a business combination are reported at cost less accumulated impairment losses. At the end of each reporting period, the Company reviews the carrying amount of its intangible assets to determine whether there is any indication that they have suffered an impairment loss. If such indication exists, fair value of the asset(s) is estimated in order to determine the extent of an impairment loss (if any). Based on the results of the analysis, the carrying amount of the intangible assets were lower than their fair value and an impairment loss of $3,764,464 was recognized during the year ended December 31, 2012. Intangible assets have been fully impaired as of December 31, 2012.

Property, plant and equipment

(n) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Buildings	40-50 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years

Construction in progress represents mainly the construction of new facilities in ReneSola Zhejiang, ReneSola Jiangsu, Sichuan ReneSola, Sichuan Ruiyu and Keping. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Assets held-for-sale

(o) Assets held-for-sale

Non-current assets and disposal group are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and such non-current assets are available for immediate sale in present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification. Non-current assets classified as held for sale are measured at lower of their carrying amount and fair value less costs to sell. Assets held-for-sale has been classified to property, plant and equipment as of September 30, 2012, when the counterpart to the sales contract for the mono-crystal furnaces reneged on the contractual arrangement.  (See Note 5).

Interest capitalization

(p) Interest capitalization

The Company capitalizes interest costs as part of the costs of constructing certain assets during the period of time required to get the assets ready for their intended use. The Company capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred.

Prepaid land use right

(q) Prepaid land use right

Prepaid land use right represent payments made to obtain land use rights. Prepaid land use right is recognized as an expense on a straight-line basis over the lease period of 40-50 years.

Expenses recognized were $715,405, $877,168 and $1,080,099 for the years ended December 31, 2010, 2011 and 2012, respectively.

Impairment of long-lived assets

(r) Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than originally estimated. The Company assesses recoverability of the long-lived assets by comparing the carrying amount of the assets to the estimated future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. The Company recognizes an impairment loss in the event the carrying amount exceeds the estimated future undiscounted cash flows attributable to such assets, measured as the difference between the carrying amount of the assets and the fair value of the impaired assets.

The Company determined that assets that were held-for-sale as of December 31, 2011 became fully impaired during the year ended December 31, 2012, when the counterpart to the sales contract for the mono-crystal furnaces reneged on the contractual arrangement. Given the Company’s inability to find another buyer, and its conclusion that the assets are obsolete with little to no scrap value, the carrying value of these assets, $6,437,716, was written down to zero and an impairment charge of $6,437,716 was recognized for the year ended December 31, 2012 (see Note 5).

Deferred convertible notes issuance costs

(s) Deferred convertible notes issuance costs

The issuance costs incurred in connection with the issuance of the Company’s Convertible Senior Notes due 2018 (“Notes”) in the amount of $7,156,101 were deferred and are being amortized on a straight-line basis, which approximates the effective interest rate method, from March 15, 2011, the date of issuance, to March 15, 2016, the earliest redemption date. The amortization, recorded in interest expense, was $881,172 and $784,456 for the year ended December 31, 2011 and 2012, respectively.

Income taxes

(t) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities or the expected timing of their use when they do not relate to a specific asset or liability.

Revenue recognition

(u) Revenue recognition

The Company sells solar power products including virgin polysilicon, monocrystalline and multicrystalline solar wafers and PV cells and modules. The Company also enters into agreements to process silicon materials into silicon ingots and wafers for customers. The Company recognizes revenues when persuasive evidence of an arrangement exists, the products are delivered and title and risk of loss has passed to customers, the price to the buyer is fixed and determinable, and collectability is reasonably assured. Sales agreements typically contain customary product warranties but do not contain any post-shipment obligations nor any return or credit provisions.

A majority of the Company’s contracts provide that products are shipped under free on board (“FOB”) terms, cost, insurance and freight (“CIF”) terms or delivered duty unpaid (“DDU”) terms. Under FOB, the Company fulfills its obligation when the goods have passed over the ship’s rail at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point. Under CIF, the Company must pay the costs, insurance and freight necessary to bring the goods to the named port of destination, and bears the risk of loss or damage to the goods during transit. Under DDU, the Company is responsible for making a safe delivery of goods to a named destination, paying all transportation expenses but not the duty. The Company bears the risks and costs associated with supplying the good to the delivery location. The Company recognizes revenue when the title of goods and risk of loss or damage is transferred to the customers based on the terms of the sales contracts, and if the other recognition criteria are met.

In 2012, the Company commercially began developing and operating solar power projects which have generated electricity in China. Revenue from solar power projects that are held and used is recognized as revenue after the solar power plant is connected to the grid and as it generates electricity.

In 2012, the Company also began developing solar projects which have generated electricity with the intention to hold the project assets for sale. The Company accounts for the project following the provisions of real estate accounting. Under the provisions of real estate accounting, the Company recognizes revenue and the corresponding costs once the sale is consummated, the buyer’s initial and any continuing investments are adequate, the resulting receivables are not subject to subordination and the Company has transferred the customary risk and rewards of ownership to the buyer. The Company has not recognized any revenue from sales of project assets which the Company developed for sale in 2012.

Cost of revenues

(v) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, consumables, direct labor, overhead costs, depreciation of plant and equipment, contractor and processing fees and warranty costs. Shipping and handling costs incurred on sale of products and included in sales and marketing expense were $4,800,640, $9,058,534 and $14,524,853 for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development

(w) Research and development

Costs related to the design, formulation and testing of new products or process alternatives are included in research and development expenses. Research and development costs are expensed when incurred.

Warranty costs

(x) Warranty costs

The Company’s solar modules are typically sold with 25 year warranties against specified declines in the initial minimum power generation capacity at the time of delivery. The Company also provides warranties for solar modules against defects in materials and workmanship for a period of five or ten years from the date of sale. Warranty cost is accrued as revenue is recognized. Due to the limited solar module manufacturing history, the Company does not have a significant history of warranty claim. Cost of warranties is estimated based on an assessment of the Company’s and competitors’ accrual history, industry-standard testing, estimates of failure rates from quality review and other assumptions that are considered to be reasonable under the circumstances. Actual warranty costs are accumulated and charged against accrued warranty liability. To the extent that actual warranty cost differs from the estimates, the Company will prospectively revise the accrual rate. As such estimates are subjective, the Company will continue to analyze its claim history and the performance of its products and compare against its competitors, industry data for warranty claims, and other assumptions, such as academic research, to determine whether its accrual is adequate. The Company has adopted a warranty accrual rate of 1.0% of PV module revenues, based on its assessment of industry norms which also represents the Company’s best estimate to date. Should it begin to experience warranty claims differing from its accrual rate, the Company would prospectively revise the warranty accrual rate. The Company revised downward the estimated cost to satisfy the Company’s outstanding product warranty by $7,787,834 for the year ended December 31, 2012, attributable primarily to decreases in the average selling prices (“ASPs”) for solar modules, a primary input into the estimated costs of the Company’s warranty policy.

Government grants

(y) Government grants

Government grants received by the Company consist of unrestricted grants and subsidies and restricted grants. Depending upon the nature of grant, government grants are recognized as either directly in other operating income or as deferred subsidies first and amortized into the other income.

The Company recorded $1,059,995, $4,305,347 and $4,287,891 for the years ended December 31, 2010, 2011 and 2012 in other operating income, respectively. Government grants related to property, plant and equipment are recorded as deferred subsidies and are amortized on a straight-line basis over the useful life of associated assets. The Company received government grants related to property, plant and equipment and land use right of $13,882,069, $7,132,358 and $1,458,283 during the years ended December 31, 2010, 2011 and 2012, respectively.  The deferred government grants as of December 31, 2011 and 2012 were $26,558,363 and $27,311,528, respectively, included in deferred subsidies and other in the consolidated balance sheets. The Company amortized the deferred grants in the amount of $306,965, $628,133 and $808,089 into other operating income for the years ended December 31, 2010, 2011 and 2012, respectively.

Other operating expense (income)

(z) Other operating expense (income)

Other operating expense (income) primarily consists of gains or losses on disposal of fixed assets, subsidies received from the government, and forfeitures of advances from customers.

Foreign currency

(aa) Foreign currency

The functional currency of ReneSola Ltd is the United States Dollar (“U.S. dollar”). The functional currency of ReneSola’s subsidiaries in the PRC is Renminbi (“RMB”). The functional currency of ReneSola America and ReneSola Singapore is the U.S. dollar, the functional currency of ReneSola Germany, ReneSola New Energy, NOVE and MG is Euro, the functional currency of LUCAS and ECOSFER is Leu, the functional currency of ReneSola Australia is AUD, the functional currency of ReneSola Japan is JPY, the functional currency of ReneSola India is Rupee.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are translated into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses have been included in determination of net income.

The Company has chosen the U.S. dollar as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Income statement items have been translated using the weighted average exchange rate for the year. Translation adjustments have been reported as a component of other comprehensive income in the statement of comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents denominated in RMB amounted to RMB 1,815,422,496($288,440,808) and RMB 421,256,247($67,616,261) at December 31, 2011 and 2012, respectively. And the Company’s restricted cash denominated in RMB amounted to RMB 360,623,203($57,297,257) and RMB 1,004,827,282($161,285,832) at December 31, 2011and 2012, respectively.

Fair value of financial instruments

(ab) Fair value of financial instruments

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss. See Note 6, “Fair Value Measurements”, for further details.

Derivative financial instruments

(ac) Derivative financial instruments

The Company uses foreign exchange forward contracts to hedge the foreign currency exchange risk inherent in the future cash flows associated with forecasted sales denominated in foreign currencies, mainly in U.S. Dollar or Euro.

The Company accounts for these forward contracts as derivative instruments and recognizes all derivative instruments as either assets or liabilities at fair value in other financial assets or other financial liabilities in the consolidated balance sheets. The Company does not offset the carrying amounts of derivatives with the same counterparty.

In 2010, the Company began to employ foreign currency cash flow hedge accounting with respect to certain foreign-currency forward exchange contracts that the company entered into to hedge potential changes in the cash flow of forecasted foreign currency denominated sales transactions within the next two years attributable to changes in foreign currency exchange rates. When the designed hedging relationships are highly effective, the effective portion of gain or loss on the designated derivative instruments is recorded in accumulated other comprehensive income, net of tax, until the underlying hedged transaction is recognized in the consolidated income statements. The ineffective portion of cash flow hedges, if any, is recognized in income immediately. The effectiveness of designated hedging relationships is tested and documented on a quarterly basis. In the fourth quarter of 2011, as the hedged sales transactions were determined to no longer be  probable of occurrence as the contract was under re-negotiation and would likely be terminated, the cash flow hedge accounting was discontinued and accordingly, the entire balance in accumulated other comprehensive income was reclassified into net gain (loss) on derivative instruments. The net change associated with hedging transaction was ($1,236,306) in the year ended December 31, 2011. No derivative instruments qualified to be accounted for as cash flow hedges during the year ended December 31, 2012.

The loss from change in fair value of derivatives, which qualified for cash flow hedge accounting, reported in accumulated other comprehensive income was $797,091 and $1,236,306 in the years ended December 31, 2010 and 2011, respectively. Of these amounts, $83,594 and $1,164,711 were reclassified into revenue upon realization of the hedged transactions in the end years ended December 31, 2010 and 2011, respectively. As a result of designed hedging relationship becoming ineffective in the fourth quarter of 2011, the balance of $785,092 recorded in accumulated other comprehensive income was reclassified into net gain (loss) on derivatives.

The Company’s other derivative instruments do not qualify for hedge accounting. Accordingly, gains or losses resulting from changes in the values of those derivative instruments are recognized as (gain) loss on derivatives, net, in the consolidated income statement.

Net (gains) losses on derivative instruments from foreign currency forward exchange contracts were ($6,268,072), $15,296,530 and $53,945, in the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the Company has outstanding foreign exchange forward contracts with a total notional amount of $153,302,000.

As of December 31, 2011, the Company has $880,917 in current derivative assets, $27,283 in non-current derivative assets, $218,106 in current derivative liabilities, and $181,686 in non-current derivative liabilities in total. As of December 31, 2012, the Company has $660,463 in current derivative assets, $nil in non-current derivative assets, $ 975,053 in current derivative liabilities, and $nil in non-current derivative liabilities in total.

Earnings (loss) per share

(ad) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.

During 2011 and 2012, the Company issued 40,000 and nil ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise, respectively. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Share-based compensation

(ae) Share-based compensation

The Company recognizes expenses for services received in exchange for awards of equity instruments based on the grant-date fair value of the award as determined by the Black-Scholes option pricing model, net of estimated forfeitures. The estimated compensation cost is recognized ratably over the period the grantee is required to provide services per the conditions of the award. See Note 12, “Share Based Compensation”, for further details.

Comprehensive income (loss)

(af) Comprehensive income (loss)

Our financial statements include the Consolidated Statements of Comprehensive Income (Loss) as required by new accounting guidance, which we retrospectively adopted during 2012.

Comprehensive income is the change in equity during a period from transactions and other events and circumstances from non-shareholder sources. Components of the Company’s comprehensive income include net income, foreign currency translation adjustments, unrealized gains and losses on available-for-sale investments and fair value change of the derivatives qualify for hedge accounting. As of December 31, 2011 and 2012, accumulated other comprehensive income was comprised entirely of foreign currency translation adjustments.

Treasury Stock

(ag) Treasury Stock

On August 20, 2011, the Company’s Board of Directors authorized the Company to repurchase up to $100 million in aggregate value of its outstanding ordinary shares through open market or private transactions during the six months period ending in February, 2012, depending on market condition. On September 6, 2011 and September 9, 2011, the Company repurchased 309,924 and 335,500 ADSs, respectively, on the open market at a price of $3.0614 and $2.9271, respectively, for a total purchase price of $1,943,822. The Company has legal title to the shares, and no other party has the voting rights associated with these shares.

The Company canceled all of the treasury stock on February 29, 2012.

Concentrations of credit risk

(ah) Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and advances to suppliers and related parties. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful receivables mainly based on the age of receivables and factors surrounding the credit risk of specific customers. The Company performs ongoing credit evaluations of the suppliers’ financial conditions. The Company generally does not require collateral or other security against such suppliers; however, it maintains a reserve for potential credit losses. Such losses have historically been within management’s expectations.

Recently issued accounting pronouncements

(ai) Recently issued accounting pronouncements

In December 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-11, Balance Sheet (Topic 210): Disclosure about Offsetting Assets and Liabilities.  The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company is in the process of evaluating the effect of adoption of this pronouncement.

In July 2012, the FASB issued ASU 2012-02, Impairment of Indefinite-Lived Intangible Assets, an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance will not have a significant effect on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement.

In March 2013, the FASB issued ASU 2013-05, an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement.

ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND NATURE OF OPERATIONS
Schedule showing list of all subsidiaries

The following table lists all subsidiaries of the Company as of December 31, 2012:

Subsidiaries	Date of acquisition	Date of incorporation	Place of incorporation	Percentage of ownership
ReneSola Zhejiang Co., Ltd. (“ReneSola Zhejiang”)	N/A	August 7, 2003	People’s Republic of China (“PRC”)	100%
ReneSola America Inc. (“ReneSola America”)	N/A	November 12, 2006	United States of America	100%
ReneSola Singapore Pte Ltd. (“ReneSola Singapore”)	N/A	March 28, 2007	Singapore	100%
Sichuan ReneSola Silicon Material Co., Ltd. (“Sichuan ReneSola”)*	N/A	August 25, 2007	PRC	100%
ReneSola Jiangsu Ltd. (“ReneSola Jiangsu”)	May 31, 2009	November 8, 2005	PRC	100%
Zhejiang ReneSola Photovoltaic Materials Co., Ltd. (“Zhejiang ReneSola PV Materials”)	N/A	April 30, 2010	PRC	100%
Sichuan Ruiyu Photovoltaic Materials Co., Ltd. (“Sichuan Ruiyu”)	N/A	August 24, 2010	PRC	100%
Sichuan Ruixin Photovoltaic Materials Co., Ltd. (“Sichuan Ruixin”)	N/A	November 23, 2010	PRC	100%
ReneSola Zhejiang Energy-Saving Technology Co., Ltd. (“Energy-Saving Technology”)	N/A	June 1, 2011	PRC	100%
Sichuan SiLiDe Composite Materials Co., Ltd. (“Sichuan SiLiDe”)	N/A	July 11, 2011	PRC	100%
Qinghai Yuhui New Energy Co., Ltd. (“Qinghai Yuhui”)	N/A	August 30, 2011	PRC	100%
ReneSola Deutschland GmbH (“Renesola Germany”)	N/A	September 26, 2011	Germany	100%
Sichuan OuRuida Science Park Co., Ltd. (“Sichuan OuRuida”)	N/A	October 27, 2011	PRC	100%
Zhejiang Ruiyi New Material Technology Co., Ltd. (“Zhejiang Ruiyi”)	N/A	October 31, 2011	PRC	90%
Gaotai Yuhui New Energy Co. Ltd. (“Gaotai Yuhui”)	N/A	January 10, 2012	PRC	100%
Zhejiang Ruixu Investment Co. Ltd. (“Zhengjiang Ruixu)	N/A	January 19, 2012	PRC	100%
Ningde Hengyang New Energy Development Co., Ltd. (“Ningde Hengyang”)	N/A	February 7, 2012	PRC	60%
Beijing Xuyuan Solar Energy Technology Co. , Ltd. (“Beijing Xuyuan”)	N/A	February 10, 2012	PRC	100%
ReneSola New Energy S.A.R.L (“ReneSola New Energy”)	N/A	March 28, 2012	Luxemburg	100%
NOVE ECO ENERGY EOOD (“NOVE”)	April 9, 2012	November 4, 2009	Bulgaria	100%
MG SOLAR SYSTEMS EOOD (“MG”)	April 9, 2012	October 27, 2009	Bulgaria	100%
ReneSola Zhejiang Carbon Fiber Material Co., Ltd. (“Carbon Fiber”)	N/A	June 5, 2012	PRC	92%
Tekesi Yuhui Solar Energy Development Co., Ltd. (“Tekesi”)	N/A	July 25, 2012	PRC	100%
ReneSola Zhejiang Solar New Energy Academe (“Zhejiang Academe”)	N/A	July 27, 2012	PRC	100%
ReneSola Australia PTY LTD (“ReneSola Australia”)	N/A	July 30, 2012	Australia	100%
ReneSola Japan Ltd. (“ReneSola Japan”)	N/A	July 9, 2012	Japan	100%
Suibin Yuhui Solar Energy Power Co., Ltd (“Suibin”)	N/A	August 24, 2012	PRC	100%
Renesola Keping Co., Ltd (“Keping”)	N/A	September 1, 2012	PRC	98%
LUCAS EST S.R.L (“LUCAS”).	September 13, 2012	December 17, 2008	Romania	100%
ECOSFER ENERGY S.R. L (“ECOSFER”).	September 26, 2012	November 17, 2011	Romania	100%
Renesola India Private Limited (“ReneSola India”)	N/A	November 22, 2012	India	100%

ReneSola Zhejiang (previously known as “Zhejiang Yuhui”) commenced operations in July 2005. ReneSola America commenced operations in November 2006. ReneSola Singapore commenced operations in May 2007. Sichuan ReneSola commenced operations in July 2009.  ReneSola Jiangsu (previously known as “JC Solar”) was acquired on May 31, 2009. Zhejiang ReneSola PV Materials commenced operations in January 2011. Sichuan Ruiyu commenced operations in July 2011.  Energy-Saving Technology (previously known as “Zhejiang Sciborn”) commenced operations in July 2011. Zhejiang Ruiyi and Zhejiang Ruixu commenced operations in January, 2012. Qinghai Yuhui commenced operations in February, 2012. ReneSola Germany, NOVE and MG commenced operations in August, 2012. Carbon Fiber commenced operations in October, 2012. ReneSola Australia and ReneSola Japan commenced operations in November, 2012. ReneSola India commenced operations in December, 2012. Sichuan Ruixin, Sichuan OuRuida, Sichuan SiLiDe, Gaotai Yuhui, Ningde Hengyang, Beijing Xuyuan, ReneSola New Energy, Tekesi, Zhejiang Academe, Suibin, Keping, LUCAS and ECOSFER had not commenced operations as of December 31, 2012.

*: Sichuan Ruisheng Photovoltaic Material Co. Ltd. was incorporated in PRC on November 23, 2010, and was merged into Sichuan Aoguang Silicon Industry Co. Ltd (“Aoguang”) on August 25, 2011. On November 30, 2011, Aoguang was merged into Sichuan ReneSola.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of project assets
	At December 31, 2012
Project assets — Module cost		$9,055,200
Project assets — Development		$9,902,576
Project assets — Others		$6,844,723
Total project assets		$25,802,499

Current portion		$25,802,499
Noncurrent portion	$	nil

Total liabilities (all current liabilities)		$4,698,269

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of carrying amount of goodwill, included in the wafer and module segment
	At December 31,
	2011	2012
Beginning of the year	$5,323,406	$5,646,522
Goodwill acquired during the year	313,832	—
Goodwill impairment during the year	—	(6,160,545)
Foreign exchange effect	9,284	514,023
Closing balance	$5,646,522	$ —

Schedule of property, plant and equipment stated at cost less accumulated depreciation
Buildings	40-50 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years

Advances and prepayments to suppliers | Suppliers concentration risk
Concentration Risk
Concentration risk
	At December 31,
	2011	2012
Supplier A	$17,433,530	$17,625,438
Supplier B	$6,540,000	$5,928,000

Advances for purchases of property, plant and equipment | Suppliers concentration risk
Concentration Risk
Concentration risk
	At December 31,
	2011	2012
Supplier A	*	$2,182,950
Supplier B	*	$2,020,512
Supplier C	$3,471,298	—
Supplier D	$2,855,145	—
Supplier E	$2,826,950	—
*: Less than 10%

ALLOWANCES FOR DOUBTFUL RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
Allowances for accounts receivable
ALLOWANCE
Schedule of allowances
	At December 31,
	2010	2011	2012
Beginning of the year	$114,271	$2,412,695	$1,090,274
Allowances made (reversal) during the year	2,237,042	(1,402,085)	852,278
Write off	—	—	(143,197)
Foreign exchange effect	61,382	79,664	22,400
Closing balance	$2,412,695	$1,090,274	$1,821,755

Allowances for other receivables
ALLOWANCE
Schedule of allowances
	At December 31,
	2010	2011	2012
Beginning of the year	$9,456,014	$8,733,597	$8,739,314
Allowances made during the year	42,379	—	3,412
Write off	(774,792)	—	(47,702)
Foreign exchange effect	9,996	5,717	703
Closing balance	$8,733,597	$8,739,314	$8,695,727

Allowances for advances for purchases of property, plant and equipment
ALLOWANCE
Schedule of allowances

	At December 31,
	2010	2011	2012
Beginning of the year	$—	$887,888	$1,267,565
Allowances made (reversal) during the year	1,808,989	321,430	(5,125)
Write off	(943,340)	—	—
Foreign exchange effect	22,239	58,247	12,915
Closing balance	$887,888	$1,267,565	$1,275,355

Allowances for advances to suppliers
ALLOWANCE
Schedule of allowances
	At December 31,
	2010	2011	2012
Beginning of the year	$4,887,683	$4,661,198	$4,405,850
Allowances (reversal) made during the year	(169,366)	(294,013)	1,713
Write off	(133,587)	—	—
Foreign exchange effect	76,468	38,665	17,086
Closing balance	$4,661,198	$4,405,850	$4,424,649

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Schedule of inventories
	At December 31,
	2011	2012
Raw materials	$61,109,992	$43,541,594
Work-in-process	41,789,430	43,240,832
Finished goods	51,282,191	168,097,308
Total inventories	$154,181,613	$254,879,734

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment. net
	At December 31,
	2011	2012
Buildings	$187,073,104	$239,802,732
Leasehold improvement	93,424	124,360
Plant and machinery	808,513,361	919,351,282
Motor vehicles	4,969,476	5,040,204
Office equipment	10,174,496	12,062,564
	1,010,823,861	1,176,381,142

Less: Accumulated depreciation	189,232,340	295,223,230
	821,591,521	881,157,912
Construction in progress	158,573,094	227,923,439
Impairment of long-lived assets	—	(6,519,026)
Property, plant and equipment, net	$980,164,615	$1,102,562,325

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured on the Company's consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition
	As of December 31, 2012
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	660,463	—	660,463	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(975,053)		(975,053)	—
	$(314,590)	$—	$(314,590)	$—

	As of December 31, 2011
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	908,200	—	908,200	—
Cross currency forward exchange contracts -recorded as derivative liabilities .	(399,792)		(399,792)	—
	$508,408	$—	$508,408	$—

Schedule of non financial assets at fair value measured on a non recurring basis

	Fair Value as of December 31, 2012 Measured Using Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2012
Goodwill	—	$6,160,545
Intangible asset	—	$3,764,464
Long-lived assets — mono crystal furnaces	—	$6,437,716

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of components of tax (expense) benefit
	Years ended December 31,
	2010	2011	2012
Income (loss) before income tax
PRC	$221,358,721	$(13,323,000)	$(205,940,795)
Other jurisdictions	7,635,169	8,802,696	(15,268,847)
Total	228,993,890	(4,520,304)	(221,209,642)

Current tax benefit (expense)
PRC	$(15,480,534)	$(6,860,939)	$1,191,416
Other jurisdictions	(158,198)	(3,046,111)	(102,728)
Subtotal	(15,638,732)	(9,907,050)	1,088,688
Deferred tax benefit (expense)
PRC	$(44,846,217)	$17,505,652	$(22,884,154)
Other jurisdictions	487,145	(2,747,123)	442,976
Subtotal	(44,359,072)	14,758,529	(22,441,178)
Total income tax benefit (expense)	$(59,997,804)	$4,851,479	$(21,352,490)

Schedule of reconciliation of liabilities for unrecognized tax benefits
	Years ended December 31,
	2010	2011	2012
Unrecognized tax benefit-Opening balance	$1,645,182	$1,645,182	$205,302
Release of tax liability	—	(1,439,880)	—
Unrecognized tax benefit-Closing balance	$1,645,182	$205,302	$205,302

Schedule of principal components of deferred income tax assets and liabilities

	At December 31,
	2011	2012
Deferred tax assets:
Property, plant and equipment	$691,221	$525,977
Inventories provision	6,889,765	827,976
Tax losses	18,484,704	67,737,958
Contingent liabilities	4,057,237	3,372,695
Derivative liabilities	80,518	60,471
Bad debts provision	954,012	657,607
Deferred subsidies	5,211,008	4,574,715
Purchase commitment	985,000	—
Others	512,688	1,919,370
Total gross deferred tax assets	$37,866,153	$79,676,769
Valuation allowance on deferred tax assets	—	(64,373,317)
Net deferred tax assets	$37,866,153	$15,303,452

Analysis as
Current	$12,709,364	$1,773,471
Non-current	25,156,789	13,529,981
	$37,866,153	$15,303,452

Deferred tax liabilities:
Property, plant and equipment	$417,370	$297,922
Prepaid land use right	320,505	316,658
Derivative assets	227,050	72,447
Others	—	39,944
Total deferred tax liabilities	$964,925	$726,971
Analysis as:
Current	$220,229	$112,391
Non-current	744,696	614,580
	$964,925	$726,971

Schedule of reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
	Years ended December 31,
	2010	2011	2012
PRC applicable income tax rate	25.0%	25.0%	25.0%
Effect of timing difference reversed in the year with different rate	3.1%	129.7%	(5.7)%
Tax holiday	—	—	0.3%
Valuation allowance	(0.3)%	—	(28.7)%
Expiration of tax credit	—	(17.3)%	—
Effect of different tax rate of subsidiaries	0.1%	1.6%	(1.7)%
Non-deductible expense	(0.2)%	(131.1)%	0.8%
R&D super deduction	(1.2)%	67.5%	1.8%
Reversal of uncertain tax position	—	31.0%	—
Goodwill impairment	—	—	(1.1)%
Others	(0.3)%	0.9%	(0.4)%
Effective income tax rate	26.2%	107.3%	(9.7)%

Schedule of aggregate amount and per share effect of the Tax Holiday
	Years ended December 31,
	2010	2011	2012
Aggregate	$5,137,990	$5,006,341	$(12,231,260)
Per share effect -basic	$0.03	$0.03	$(0.07)
Per share effect-diluted	$0.03	$0.03	$(0.07)

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS
Schedule of bank borrowings
	At December 31,
	2011	2012
Short-term	$479,058,697	$596,556,547
Long-term, current portion	91,834,952	137,061,876
Subtotal	570,893,649	733,618,423
Long-term	144,668,887	56,580,128
	$715,562,536	$790,198,551

Schedule of future principal repayment on the long-term bank loans
2013	$137,061,876
2014	13,643,435
2015	10,433,215
2016 and after	32,503,478
$193,642,004

OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES
Schedule of other current liabilities

	At December 31,
	2011	2012
Payable for purchase of property, plant and equipment	$84,832,129	$129,593,972
Provision for firm purchase commitment loss	3,940,000	—
Other payables	26,196,708	33,142,811
	$114,968,837	$162,736,783

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of the options
	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2010	1.30-2.40%	4.5 years	69.36-92.03%	0%
Granted in 2011	0.81-2.20%	4.5 years	60.02-82.78%	0%
Granted in 2012	0.68-1.19%	4.5 years	83.47-98.18%	0%

Summary of the option activity
	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2012	7,333,600	2.80	2.94	12,500
Modification on August 8, 2012		0.74
Granted	1,700,000	0.75	4.44
Forfeited	(1,177,000)	0.74	N/A
Outstanding on December 31, 2012	7,856,600	0.74	2.51	263,081
Vested or expected to vest at December 31, 2012	7,392,272	0.74	2.47	246,917
Exercisable at December 31, 2012	3,593,600	0.74	1.25	125,776

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
Schedule of basic and diluted earnings per share

	Years ended December 31,
	2010	2011	2012
Net income (loss) attributed to holder of ordinary shares	$168,996,086	$332,964	$(242,515,539)
Net income (loss) adjusted for dilutive securities	168,996,086	332,964	(242,515,539)
Weighted-average number of common shares outstanding—basic	172,870,921	173,496,901	172,671,369
Dilutive effect of non-vested shares	2,240,810	373,261	—
Weighted-average number of common shares outstanding—diluted	175,111,731	173,870,162	172,671,369
Basic earnings (loss) per share	$0.98	$0.00	$(1.40)
Diluted earnings (loss) per share	$0.97	$0.00	$(1.40)

RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due from related parties comprised of amounts receivable from the sales of goods

	At December 31,
	2011	2012
Zhejiang Yuhuan (1)	$339,376	$276,721
Jinko and its subsidiaries(2)	5,867,668	5,479,588
Quanzhou Heyday(3)	—	128,409
Xinjiang Garson(4)	—	4,919,772
Total	$6,207,044	$10,804,490

Schedule of amounts due to related parties comprised of amounts payable to purchase of raw materials
	At December 31,
	2011	2012
Zhejiang Yaohui (5)	$1,160,512	$2,000,307
Jinko and its subsidiaries (2)	3,752,565	16,227,011
Jiashan Kaiwo(6)	—	598,231
Total	$4,913,077	$18,825,549

Schedule of related party transactions
	Years ended December 31,
	2010	2011	2012
Sale of goods to Jinko and its subsidiaries(2)	—	6,757,761	59,480,575
Purchase of raw materials from Jinko and its subsidiaries (2)	—	4,487,954	85,050,423
Outsourced inventory to Jinko and subsidiaries(2)	—	—	2,570,365
Purchase of raw materials from Zhejiang Yaohui(5)	—	3,672,150	7,187,878
Rental payment to Zhejiang Yuhuan(1)	63,815	—	68,476
Rental expense to Zhejiang Yuhuan(1)	2,954	11,140	3,170
Sale of goods to Xinjiang Garson(4)	—	—	4,175,662
Purchase of raw materials from Jiashan Kaiwo(6)	—	—	1,208,202

In January 2009, Mr. Xianshou Li and his family individually or jointly provided guarantees of up to RMB900,000,000 ($144,459,900), for short-term and long-term borrowings from various domestic banks from January 24, 2009 to January 24, 2014.

(1)                  Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) was controlled by Xianshou Li.

(2)                  The brothers of Mr. Xianshou Li have been the founders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)

(3)     Quanzhou Heyday Solar Technology Co., Ltd. was a noncontrolling shareholder of Ningde Hengyang.

(4)     Xinjiang Garson Co., Ltd.(“ Xinjiang Garson”) was a noncontrolling shareholder of Keping.

(5)     The director of ReneSola Ltd has been the director of Zhejiang Yaohui Photovoltaic Co., Ltd.( “Zhejiang Yaohui”)

(6)     Jiashan Kaiwo Trading Co., Ltd.(“Jiashan Kaiwo”) was controlled by Xianshou Li.

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of product warranty activity
	At December 31,
	2011	2012
	$	$
Beginning balance	8,701,042	12,835,583
Warranty provision	3,893,881	5,344,853
Revision of warranty costs	—	(7,787,834)
Warranty cost incurred	(279,645)	(174,334)
Foreign exchange effect	520,305	98,382
Ending balance	12,835,583	10,316,650

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
Schedule of the Company's revenues generated from each segment

	Years ended December 31, 2010
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$911,913,455	$540,469,534	$—	$(246,804,128)	$1,205,578,861
Gross (loss) profit	$269,996,288	$80,537,398	$—	$(2,569,958)	$347,963,728

	Years ended December 31, 2011
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$819,405,032	$395,171,888	$—	$(229,297,553)	$985,279,367
Gross (loss) profit	$53,857,042	$37,759,156	$—	$4,436,946	$96,053,144

	Years ended December 31, 2012
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$748,873,942	$518,132,795	$6,856,099	$(304,730,940)	$969,131,896
Gross (loss) profit	$(52,897,042)	$19,151,940	$3,323,488	$(5,272,043)	$(35,693,657)

Schedule of the Company's revenues generated from each product
	Years ended December 31,
	2010	2011	2012
Solar wafers	$640,127,122	$471,661,221	$434,863,725
Service revenue from tolling arrangement	78,040,989	72,470,242	666,771
Solar modules	475,459,658	381,024,666	494,158,334
Power	—	—	5,062,579
Solar cells	3,959,149	557,198	1,862,342
Other materials	7,991,943	59,566,040	32,518,145
Total	$1,205,578,861	$985,279,367	$969,131,896

Schedule of the Company's revenues generated by geographic location of customers
	Years ended December 31,
	2010	2011	2012
Mainland China	$432,244,661	$384,612,702	$423,874,152
Taiwan	105,628,418	115,391,115	79,457,996
Australia	959,487	3,264,955	60,324,084
Singapore	37,231,290	2,303,270	49,825,855
Korea	67,258,950	89,186,998	18,035,540
India	13,178,876	4,309,772	6,102,690
Hong Kong	30,537,477	1,054,364	3,599,811
Other Asia Pacific countries	2,215,499	227,108	27,930
Asia Pacific Total	$689,254,658	$600,350,284	$641,248,058

Germany	180,913,486	110,503,738	133,066,515
Greece	—	15,294,700	53,337,917
Belgium	8,391,253	31,231,396	25,411,767
America	60,415,307	64,693,678	16,461,811
Italy	70,270,371	61,615,219	13,662,581
France	19,558,271	37,126,579	11,893,602
Spain	66,833,525	38,586,654	8,266,207
Czech Republic	79,095,388	6,563,582	4,117,232
Others	30,846,602	19,313,537	61,666,206
Total	$1,205,578,861	$985,279,367	$969,131,896

Schedule of the customers accounting for 10% or more of total net revenues
	Years ended December 31,
	2010	2011		2012
Customer A	$152,467,373		*		*

*: Less than 10%.

ORGANIZATION AND NATURE OF OPERATIONS (Details)	Dec. 31, 2012
ReneSola Zhejiang
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola America
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Singapore
List of all subsidiaries
Percentage of ownership	100.00%
Sichuan ReneSola
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Jiangsu
List of all subsidiaries
Percentage of ownership	100.00%
Zhejiang ReneSola PV Materials
List of all subsidiaries
Percentage of ownership	100.00%
Sichuan Ruiyu
List of all subsidiaries
Percentage of ownership	100.00%
Sichuan Ruixin
List of all subsidiaries
Percentage of ownership	100.00%
Energy-Saving Technology
List of all subsidiaries
Percentage of ownership	100.00%
Sichuan SiLiDe
List of all subsidiaries
Percentage of ownership	100.00%
Qinghai Yuhui
List of all subsidiaries
Percentage of ownership	100.00%
Renesola Germany
List of all subsidiaries
Percentage of ownership	100.00%
Sichuan OuRuida
List of all subsidiaries
Percentage of ownership	100.00%
Zhejiang Ruiyi
List of all subsidiaries
Percentage of ownership	90.00%
Gaotai Yuhui
List of all subsidiaries
Percentage of ownership	100.00%
Zhengjiang Ruixu
List of all subsidiaries
Percentage of ownership	100.00%
Ningde Hengyang
List of all subsidiaries
Percentage of ownership	60.00%
Beijing Xuyuan
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola New Energy
List of all subsidiaries
Percentage of ownership	100.00%
NOVE
List of all subsidiaries
Percentage of ownership	100.00%
MG
List of all subsidiaries
Percentage of ownership	100.00%
Carbon Fiber
List of all subsidiaries
Percentage of ownership	92.00%
Tekesi
List of all subsidiaries
Percentage of ownership	100.00%
Zhejiang Academe
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Australia
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Japan
List of all subsidiaries
Percentage of ownership	100.00%
Suibin Yuhui Solar Energy Power Co., Ltd
List of all subsidiaries
Percentage of ownership	100.00%
Keping
List of all subsidiaries
Percentage of ownership	98.00%
LUCAS
List of all subsidiaries
Percentage of ownership	100.00%
ECOSFER
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola India
List of all subsidiaries
Percentage of ownership	100.00%

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2013 Subsequent event Item	Dec. 31, 2012 Subsequent event	Mar. 31, 2013 Subsequent event	Dec. 31, 2012 Subsequent event Short-term bank borrowings	Feb. 28, 2013 Subsequent event Short-term bank borrowings	Dec. 31, 2012 Subsequent event Long term loans	Mar. 31, 2013 Subsequent event Trade financing	Feb. 28, 2013 Subsequent event Trade financing	Dec. 31, 2012 Wafer	Dec. 31, 2012 Modules
Basis of presentation
Selling price since December 31, 2010, before doubt about ability to continue as a going concern (in dollars per watt)													0.88	1.85
Selling price (in dollars per watt)													0.23	0.6
Operating loss	$ 179,030,862	$ (11,542,466)	$ (245,944,220)
Cash used in operations	94,731,286	22,058,296	(403,170,341)
Excess of current liabilities over current assets	568,449,902
Cash and cash equivalents	93,283,283	379,039,116	290,701,669	106,807,945
Short-term bank borrowings	596,556,547	479,058,697
Current portion of long-term debt	137,061,876
Reduction in polysilicon cost due to in-house polysilicon facilities production (in dollars per Kg)	18
Amount of renewal of borrowings								252,874,468
Additional borrowings						337,900,000				84,957,220
Unused lines of credit	499,802,081	692,646,778					528,185,222				427,838,848
Number of banks from which letters of commitment were received					3
Maximum capacity of letters of commitment	1,207,002,093	1,407,552,562			413,413,583				177,204,144			236,209,439
Short-term borrowings (including current portion of long term debt)	733,618,423	570,893,649
Amount of roll-over in short-term loans	105,937,260
Amount of roll-over in available credit	$ 7,865,039
Restricted cash
Maximum period that restricted cash is held by banks	1 year

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments
Other-than-temporary impairment loss on available-for-sale investment		$ 6,207,119
Project assets
Project assets - Module cost	9,055,200
Project assets - Development	9,902,576
Project assets - Others	6,844,723
Total project assets	25,802,499
Current portion	25,802,499
Noncurrent portion	0
Total liabilities (all current liabilities)	4,698,269
Advances to suppliers-current	23,614,491	16,163,910
Non-current advances to suppliers	5,928,000	17,643,874
Prepayments for property, plant and equipment, recorded in non-current assets	8,317,188	25,866,532
Goodwill
Beginning of the year	5,646,522	5,323,406
Goodwill acquired during the year		313,832
Goodwill impairment during the year	(6,160,545)
Foreign exchange effect	514,023	9,284
Closing balance		5,646,522
Implied fair value of goodwill	0
Intangible Assets
Impairment loss on intangible assets	3,764,464
Advances and prepayments to suppliers | Suppliers concentration risk | Supplier A
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	17,625,438	17,433,530
Advances and prepayments to suppliers | Suppliers concentration risk | Supplier B
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	5,928,000	6,540,000
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier A
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	2,182,950
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier B
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	2,020,512
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier C
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk		3,471,298
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier D
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk		2,855,145
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier E
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk		$ 2,826,950

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Buildings | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	40 years
Buildings | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	50 years
Plant and machinery | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	10 years
Plant and machinery | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	25 years
Motor vehicles | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	4 years
Motor vehicles | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	5 years
Office equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	3 years
Office equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	5 years

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid land use right
Period for recognition of intangible assets as an expense, minimum		40 years
Period for recognition of intangible assets as an expense, maximum		50 years
Expenses recognized		$ 1,080,099	$ 877,168	$ 715,405
Impairment of long-lived assets
Impairment charge on mono furnace	0	6,437,716
Carrying value of obsolete mono furnaces		1,102,562,325	980,164,615
Mono furnaces
Impairment of long-lived assets
Impairment charge on mono furnace		6,437,716
Carrying value of obsolete mono furnaces		0
Mono furnaces | Before write down
Impairment of long-lived assets
Carrying value of obsolete mono furnaces		$ 6,437,716

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Convertible Senior Notes due 2018	Dec. 31, 2012 Convertible Senior Notes due 2018	Dec. 31, 2011 Convertible Senior Notes due 2018
Deferred convertible bond/notes issuance costs
Issuance costs of debt				$ 7,156,101		$ 7,156,101
Amortization of deferred convertible notes issuance costs and premium	784,456	881,172	332,668		784,456	881,172
Cost of revenues
Shipping and handling costs	14,524,853	9,058,534	4,800,640
Warranty costs
Period of warranties for solar modules against specified declines in the initial minimum power generation capacity at the time of delivery	25 years
Minimum period of warranties for solar modules against defects in materials and workmanship	5 years
Maximum period of warranties for solar modules against defects in materials and workmanship	10 years
Warranty accrual rate as a percentage of PV module revenues	1.00%
Product warranty reversal	(7,787,834)
Government grants
Government grants recorded in other operating income	4,287,891	4,305,347	1,059,995
Government grants received, related to property, plant and equipment and land use right	1,458,823	7,132,358	13,882,069
Amortization of government grant received, related to property, plant and equipment	$ 808,089	$ 628,133	$ 306,965

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 6)	3 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($) Item	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 RMB CNY	Dec. 31, 2011 RMB CNY
Foreign currency
Cash and cash equivalents	$ 379,039,116	$ 93,283,283	$ 379,039,116	$ 290,701,669	$ 106,807,945	421,256,247	1,815,422,496
Cash and cash equivalents, functional currency equivalent of foreign currency denominated amount	288,440,808	67,616,261	288,440,808
Restricted cash	58,334,770	174,828,196	58,334,770			1,004,827,282	360,623,203
Restricted cash, functional currency equivalent of foreign currency denominated amount	57,297,257	161,285,832	57,297,257
Derivative financial instruments
Period of forecasted transactions hedged by using foreign currency forward exchange contracts				P2Y
Loss from change in fair value of derivatives qualified for cash flow hedge accounting, reported in accumulated other comprehensive income			1,236,306	797,091
Accumulated other comprehensive income reclassified into revenue			1,164,711	83,594
Accumulated other comprehensive income reclassified into net gain (loss) on derivatives	785,092
Net (gains) losses on derivative instruments from foreign currency forward exchange contracts		53,945	15,296,530	(6,268,072)
Notional amount of outstanding foreign currency forward exchange contracts		153,302,000
Number of foreign exchange contracts that qualified for hedge accounting		0
Derivative assets	880,917	660,463	880,917
Non-current derivative assets	27,283	0	27,283
Derivative liabilities	218,106	975,053	218,106
Non-current derivative liabilities	$ 181,686	$ 0	$ 181,686

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 7) (USD $)	12 Months Ended		0 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 09, 2011 American Depository Shares (ADS)	Sep. 06, 2011 American Depository Shares (ADS)	Aug. 20, 2011 American Depository Shares (ADS)	Sep. 30, 2011 American Depository Shares (ADS)	Aug. 31, 2011 American Depository Shares (ADS)	Dec. 31, 2011 American Depository Shares (ADS)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Shares issued depository bank to settle stock option awards upon exercise		40,000
Consideration received for the settlement of stock option issue	$ 0	$ 0
Treasury Stock
Maximum amount authorized to repurchase ADS					100,000,000		100,000,000
Repurchase of ADSs (in shares)		1,290,848	335,500	309,924				645,424
Purchase price of shares repurchased (in dollars per share)			$ 2.9271	$ 3.0614
Total purchase price from shares purchased in the open market under share repurchase program		$ 1,943,822				$ 1,943,822		$ 1,943,822

ALLOWANCES FOR DOUBTFUL RECEIVABLES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ALLOWANCES FOR DOUBTFUL RECEIVABLES
Allowance of doubtful receivables , advance to suppliers and prepayment for purchases of property, plant and equipment	$ 852,278	$ (1,374,668)	$ 3,919,044
Allowances for accounts receivable
Movement of allowances
Beginning of the year	1,090,274	2,412,695	114,271
Allowances made (reversal) during the year	852,278	(1,402,085)	2,237,042
Write off	(143,197)
Foreign exchange effect	22,400	79,664	61,382
Closing balance	1,821,755	1,090,274	2,412,695
Allowances for other receivables
Movement of allowances
Beginning of the year	8,739,314	8,733,597	9,456,014
Allowances made during the year	3,412		42,379
Write off	(47,702)		(774,792)
Foreign exchange effect	703	5,717	9,996
Closing balance	8,695,727	8,739,314	8,733,597
Allowances for advances for purchases of property, plant and equipment
Movement of allowances
Beginning of the year	1,267,565	887,888
Allowances made (reversal) during the year	(5,125)	321,430	1,808,989
Write off			(943,340)
Foreign exchange effect	12,915	58,247	22,239
Closing balance	1,275,355	1,267,565	887,888
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	4,405,850	4,661,198	4,887,683
Allowances made (reversal) during the year	1,713	(294,013)	(169,366)
Write off			(133,587)
Foreign exchange effect	17,086	38,665	76,468
Closing balance	$ 4,424,649	$ 4,405,850	$ 4,661,198

INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES
Raw materials	$ 43,541,594	$ 61,109,992
Work-in-process	43,240,832	41,789,430
Finished goods	168,097,308	51,282,191
Total inventories	254,879,734	154,181,613
Inventory write-down	59,313,129	48,992,463	1,165,610
Provision for purchase commitments	(3,930,701)	3,940,000
Accrued provision for purchase commitments		$ 3,940,000

PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		$ 1,176,381,142	$ 1,010,823,861
Less: Accumulated depreciation		295,223,230	189,232,340
Property, plant and equipment, net before construction in progress		881,157,912	821,591,521
Impairment of long-lived assets		6,519,026
Property, plant and equipment, net		1,102,562,325	980,164,615
Depreciation expense		93,501,714	82,730,940	54,205,916
Impairment of long-lived assets for the period	0	6,437,716
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		239,802,732	187,073,104
Power station built in China for generating electricity business, portion included in Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net		13,500,000
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		124,360	93,424
Plant and machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		919,351,282	808,513,361
Power station built in China for generating electricity business, portion included in Plant and machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net		30,000,000
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		5,040,204	4,969,476
Office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		12,062,564	10,174,496
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net		$ 227,923,439	$ 158,573,094

FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS
Outstanding convertible notes		$ 111,616,000	$ 111,616,000
Estimated fair value of convertible notes		59,200,000	68,300,000
Long-term bank borrowings (including the current portions)		193,642,004	236,500,000
Fair value of long-term borrowings (including the current portions)		184,000,000	233,600,000
Fair value of goodwill		0
Impairment charge of goodwill		6,160,545
Impairment charge of intangible asset		3,764,464
Impairment charge of long-lived assets - mono crystal furnaces	0	6,437,716
Goodwill gross		6,160,545
Goodwill net			5,646,522	5,323,406
Long-lived assets - mono crystal furnaces net		1,102,562,325	980,164,615
Before write down
FAIR VALUE MEASUREMENTS
Intangible asset net		3,764,464
Mono furnaces
FAIR VALUE MEASUREMENTS
Impairment charge of long-lived assets - mono crystal furnaces		6,437,716
Long-lived assets - mono crystal furnaces net		0
Mono furnaces | Before write down
FAIR VALUE MEASUREMENTS
Long-lived assets - mono crystal furnaces net		6,437,716
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheet | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets		660,463	908,200
Derivative liabilities		(975,053)	(399,792)
Assets and liabilities, net		(314,590)	508,408
Recurring basis | Significant Other Observable Inputs (Level 2) | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets		660,463	908,200
Derivative liabilities		(975,053)	(399,792)
Assets and liabilities, net		(314,590)	508,408
Non-recurring basis | Significant Unobservable Inputs (Level 3)
FAIR VALUE MEASUREMENTS
Fair value of goodwill		0
Fair value of intangible asset		0
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Mono furnaces
FAIR VALUE MEASUREMENTS
Fair value of long-lived assets - mono crystal furnaces		$ 0

INCOME TAXES (Details)	12 Months Ended														12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Per share - basic USD ($)	Dec. 31, 2011 Per share - basic USD ($)	Dec. 31, 2010 Per share - basic USD ($)	Dec. 31, 2012 Per share - diluted USD ($)	Dec. 31, 2011 Per share - diluted USD ($)	Dec. 31, 2010 Per share - diluted USD ($)	Dec. 31, 2012 2014 USD ($)	Dec. 31, 2012 2016 USD ($)	Dec. 31, 2012 2017 USD ($)	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2007 PRC	Dec. 31, 2012 Overseas Minimum	Dec. 31, 2012 Overseas Maximum	Dec. 31, 2012 ReneSola Australia Commonwealth of Australia	Dec. 31, 2012 ReneSola India Republic of India	Dec. 31, 2012 ReneSola Jiangsu	Dec. 31, 2012 Sichuan ReneSola	Dec. 31, 2012 ReneSola Zhejiang	Dec. 31, 2011 ReneSola Zhejiang	Dec. 31, 2010 ReneSola Zhejiang	Dec. 31, 2012 Zhejiang ReneSola PV Materials	Dec. 31, 2012 Sichuan Ruiyu	Dec. 31, 2012 Sichuan Ruixin	Dec. 31, 2012 Energy-Saving Technology	Dec. 31, 2012 Sichuan SiLiDe	Dec. 31, 2012 Qinghai Yuhui	Dec. 31, 2012 Sichuan OuRuida	Dec. 31, 2012 Zhejiang Ruiyi	Dec. 31, 2012 Beijing Xuyuan	Dec. 31, 2012 Yuhui Carbon Fiber	Dec. 31, 2012 Tekesi	Dec. 31, 2012 Yuhui Academe	Dec. 31, 2012 Suibin Yuhui Solar Energy Power Co., Ltd	Dec. 31, 2012 Keping
Income (loss) before income tax
PRC	$ (205,940,795)	$ (13,323,000)	$ 221,358,721
Other jurisdictions	(15,268,847)	8,802,696	7,635,169
Income (loss) before income tax, noncontrolling interests	(221,209,642)	(4,520,304)	228,993,890
Current tax benefit (expense)
PRC	1,191,416	(6,860,939)	(15,480,534)
Other jurisdictions	(102,728)	(3,046,111)	(158,198)
Subtotal	1,088,688	(9,907,050)	(15,638,732)
Deferred tax benefit (expense)
PRC	(22,884,154)	17,505,652	(44,846,217)
Other jurisdictions	442,976	(2,747,123)	487,145
Subtotal	(22,441,178)	14,758,529	(44,359,072)
Total income tax benefit (expense)	(21,352,490)	4,851,479	(59,997,804)
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%	25.00%	25.00%																		10.00%	35.00%	30.00%	30.00%			25.00%			25.00%	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%		25.00%		25.00%
Period for benefits of preferential tax rates															5 years
Preferential tax rate (as a percent)															25.00%	25.00%	25.00%	25.00%	25.00%	24.00%
blended tax rate (as a percent)																											25.00%	25.00%	23.00%
Reduced income tax rate for high-and new-technology enterprises for the year year 2012 to 2014 (as a percent)																									15.00%	15.00%	15.00%
Period for applicability of reduced income tax rate for high- and new-technology enterprises																									3 years	3 years	3 years
Percentage of super deduction for research and development in addition to actual expenses deduction															50.00%
Tax holiday period of enterprise income tax law	6 years
Full exemption tax holiday period of enterprise income tax law	3 years
Percentage of tax exemption	50.00%
Half exemption tax holiday period of enterprise income tax law	3 years
Period for full tax exemption																																			3 years			3 years		3 years		3 years	3 years
Period for half tax exemption																																			3 years			3 years		3 years		3 years	3 years
Reconciliation of liabilities for unrecognized tax benefits
Unrecognized tax benefit-Opening balance	205,302	1,645,182	1,645,182
Release of tax liability	0	(1,439,880)	0
Unrecognized tax benefit-Closing balance	205,302	205,302	1,645,182
Period of statute of limitations	3 years
Extended period of statute of limitations	5 years
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period													16,051	100,000
Period of statute of limitations in case of transfer pricing adjustment	10 years
Deferred tax assets:
Property, plant and equipment	525,977	691,221
Inventories provision	827,976	6,889,765
Tax losses	67,737,958	18,484,704
Contingent liabilities	3,372,695	4,057,237
Derivative liabilities	60,471	80,518
Bad debts provision	657,607	954,012
Deferred subsidies	4,574,715	5,211,008
Purchase commitment		985,000
Others	1,919,370	512,688
Total gross deferred tax assets	79,676,769	37,866,153
Valuation allowance on deferred tax assets	(64,373,317)	0
Net deferred tax assets	15,303,452	37,866,153
Analysis as
Current	1,773,471	12,709,364
Non-current	13,529,981	25,156,789
Net deferred tax assets	15,303,452	37,866,153
Deferred tax liabilities:
Property, plant and equipment	297,922	417,370
Prepaid land use right	316,658	320,505
Derivative assets	72,447	227,050
Others	39,944
Total deferred tax liabilities	726,971	964,925
Analysis as:
Current	112,391	220,229
Non-current	614,580	744,696
Total deferred tax liabilities	726,971	964,925
Net operating loss carry forwards										49,268,477	31,443,201	231,369,868
Reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
PRC applicable income tax rate (as a percent)	25.00%	25.00%	25.00%																		10.00%	35.00%	30.00%	30.00%			25.00%			25.00%	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%		25.00%		25.00%
Effect of timing difference reversed in the year with different rate	(5.70%)	129.70%	3.10%
Tax holiday	0.30%
Valuation allowance (as a percent)	(28.70%)		(0.30%)
Expiration of tax credit (as a percent)		(17.30%)
Effect of different tax rate of subsidiaries (as a percent)	(1.70%)	1.60%	0.10%
Non-deductible expense (as a percent)	0.80%	(131.10%)	(0.20%)
R&D super deduction (as a percent)	1.80%	67.50%	(1.20%)
Reversal of uncertain tax position (as a percent)		31.00%
Goodwill impairment	(1.10%)
Others (as a percent)	(0.40%)	0.90%	(0.30%)
Effective income tax rate (as a percent)	(9.70%)	107.30%	26.20%
Aggregate amount and per share effect of the Tax Holiday
Aggregate	12,231,260	5,006,341	5,137,990
Per share effect -basic and diluted (in dollar per share)				$ (0.07)	$ 0.03	$ 0.03	$ (0.07)	$ 0.03	$ 0.03
Deferred taxes recorded on undistributed earnings	0
Temporary difference for which no deferred tax liability recognized	$ 30,800,000	$ 181,400,000

BORROWINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BORROWINGS
Short-term	$ 596,556,547	$ 479,058,697
Long-term, current portion	137,061,876	91,834,952
Subtotal	733,618,423	570,893,649
Long-term	56,580,128	144,668,887
Total	790,198,551	715,562,536
Maximum bank credit facilities	1,207,002,093	1,407,552,562
Bank credit facilities drawn down	707,200,012	714,905,784
Available bank credit facilities	499,802,081	692,646,778
Secured long-term borrowings	193,642,004	236,500,000
Carrying amount of property plant and equipment secured for borrowing	246,160,830	265,000,539
Carrying amount of prepaid land use right secured for borrowing	20,018,029	15,603,442
Carrying amount of accounts receivable secured for borrowing	4,313,924	7,435,279
Short-term
Weighted average interest rate (as a percent)	6.63%	5.38%	4.72%
Long-term
Weighted average interest rate (as a percent)	6.92%	6.54%	6.33%
Future principal repayment on the long-term bank loans
2013	137,061,876
2014	13,643,435
2015	10,433,215
2016 and after	32,503,478
Total	193,642,004	236,500,000
Interest expense
Interest expense incurred	54,846,828	40,898,780	28,827,891
Interest expense capitalized	4,218,121	3,708,484	5,582,293
ReneSola Zhejiang
Long-term
long-term borrowings associating financial covenant related to asset-liability ratio and current ratio	4,815,330
Long-term | Mr. Xianshou Li and his family
BORROWINGS
Guarantees provided by related party for debt	59,389,070	82,619,680
Interest rate reset period	3 months
Secured debt
BORROWINGS
Short-term	77,331,959	16,682,820
Secured long-term borrowings	56,580,128	107,246,700
Future principal repayment on the long-term bank loans
Total	$ 56,580,128	$ 107,246,700

OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT LIABILITIES
Payable for purchase of property, plant and equipment	$ 129,593,972	$ 84,832,129
Provision for firm purchase commitment loss		3,940,000
Other payables	33,142,811	26,196,708
Other current liabilities	$ 162,736,783	$ 114,968,837

CONVERTIBLE SENIOR NOTES (Details) (USD $)	12 Months Ended				0 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011	Apr. 07, 2011 Convertible Senior Notes due 2018	Mar. 15, 2011 Convertible Senior Notes due 2018	Mar. 31, 2011 Convertible Senior Notes due 2018	Dec. 31, 2012 Convertible Senior Notes due 2018 Item	Dec. 31, 2011 Convertible Senior Notes due 2018	Dec. 31, 2012 Convertible Senior Notes due 2018 American Depository Shares (ADS) Item
CONVERTIBLE SENIOR NOTES
Debt issued						$ 175,000,000
Interest rate (as a percent)								4.13%
Redemption price as a percentage of principal amount at maturity together with any accrued but unpaid interest								100.00%
Redemption price at the option of the holder as a percentage of principal amount together with any accrued but unpaid interest								100.00%
Conversion price of debts (in pound sterling per share/in dollars per ADS)										$ 10.5473
Number of shares to be allotted and issued on full conversion of debts (in shares/ADS)										18,962,269
Amount of beneficial conversion feature recognized for issuance of Convertible Bonds								0
Repurchase of debt									88,384,000
Cash used for repurchase of debt		57,055,127	32,715,276						57,055,127
Net gain repurchase of debt		28,349,939	5,891						28,349,939
Carrying value	111,616,000	111,616,000						111,616,000	111,616,000
Number of ordinary shares per ADS				2
Maximum aggregate principal amount pertaining to exercise of over-allotment of debt by initial purchasers					25,000,000
Number of initial purchasers whose affiliate considered as hedge counterparty								1
Cap price (in dollars per ADS)										$ 15.0675
Premium of preliminary option										21,504,779
Premium of over-allotment option										3,197,500
Deferred issuance cost expensed									2,978,934
Refund of portion of premium paid due to repurchase of debt									861,280
Debt issuance cost paid							7,156,101		7,156,101
Amortization of deferred convertible notes issuance costs and premium	$ 784,456	$ 881,172	$ 332,668					$ 784,456	$ 881,172

SHARE REPURCHASE PROGRAM (Details) (USD $)	0 Months Ended			1 Months Ended		12 Months Ended
	Sep. 09, 2011	Sep. 06, 2011	Aug. 20, 2011	Sep. 30, 2011	Aug. 31, 2011	Dec. 31, 2011
Common shares
Number of ordinary shares per ADS					2
Repurchase of ordinary shares (in shares)						1,290,848
Cash consideration of shares repurchased						$ 1,943,822
American Depository Shares (ADS)
Common shares
Maximum amount of shares authorized to be repurchased			100,000,000		100,000,000
Repurchase of ordinary shares (in shares)	335,500	309,924				645,424
Cash consideration of shares repurchased				$ 1,943,822		$ 1,943,822

SHARE BASED COMPENSATION (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 08, 2012 Options	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2010 Options	Dec. 31, 2012 Options Minimum	Dec. 31, 2011 Options Minimum	Dec. 31, 2012 Options Maximum	Dec. 31, 2011 Options Maximum	Nov. 30, 2006 Share Award	Dec. 31, 2012 2007 Share Incentive Plan	Nov. 30, 2006 Mr. Li ReneSola America	Nov. 30, 2006 Mr. Huang ReneSola America
SHARE BASED COMPENSATION
Number of shares agreed to be granted each year														40,000	20,000
Period for which shares agreed to be granted														5 years	3 years
Fair value of shares based on market price (in dollars per share)												$ 4.47
Options modification
Incremental compensation cost				$ 774,932
Incremental compensation costs					444,373
Unrecognized incremental compensation costs					330,559
Additional disclosures
Compensation cost	0	162,241	177,926		2,221,406	4,359,540	3,934,565
Total fair value of shares vested (in dollars)	0	37,600	78,215
Unrecognized compensation cost	0
Number of authorized shares													7,500,000
Expiration term													6 years
Assumptions used to estimate fair value of the options
Average risk-free rate of return, minimum (as a percent)					0.68%	0.81%	1.30%
Average risk-free rate of return, maximum (as a percent)					1.19%	2.20%	2.40%
Weighted average expected option life					4 years 6 months	4 years 6 months	4 years 6 months
Volatility rate, minimum (as a percent)					83.47%	60.02%	69.36%
Volatility rate, maximum (as a percent)					98.18%	82.78%	92.03%
Dividend yield (as a percent)					0.00%	0.00%	0.00%
Number of Options
Options outstanding at the beginning of the period (in shares)					7,333,600
Granted (in shares)					1,700,000	1,450,000
Forfeited (in shares)					(1,177,000)
Options outstanding at the end of the period (in shares)					7,856,600	7,333,600
Vested or expected to vest at the end of the period (in shares)					7,392,272
Exercisable at the end of the period (in shares)					3,593,600
Weighted Average Exercise Prices
Options outstanding at the beginning of the period (in dollars per share)					$ 2.8
Modification on August 8, 2012 (in dollars per share)					$ 0.74
Granted (in dollars per share)					$ 0.75			$ 0.74	$ 0.74	$ 1.35	$ 4.54
Forfeited (in dollars per share)					$ 0.74
Options outstanding at the end of the period (in dollars per share)					$ 0.74	$ 2.8
Vested or expected to vest at the end of the period (in dollars per share)					$ 0.74
Exercised at the end of the period (in dollars per share)					$ 0.74
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period					2 years 6 months 4 days	2 years 11 months 8 days
Granted					4 years 5 months 8 days
Outstanding at the end of the period					2 years 6 months 4 days	2 years 11 months 8 days
Vested or expected to vest at the end of the period					2 years 5 months 19 days
Exercisable at the end of the period					1 year 3 months
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)					12,500
Exercised (in dollars)					0	104,671	3,659,042
Outstanding at the end of the period (in dollars)					263,081	12,500
Vested or expected to vest at the end of the period (in dollars)					246,917
Exercisable at the end of the period (in dollars)					125,776
Additional disclosures
Weighted average fair value of options granted (in dollars per share)					$ 0.58	$ 0.94	$ 2.93
Unrecognized compensation expense related to unvested share-based compensation arrangements					$ 4,841,675
Period for recognition of unrecognized compensation costs					3 years 7 months 6 days

EMPLOYEE BENEFITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFITS
Total contribution	$ 14,220,014	$ 7,803,659	$ 3,672,565
Sichuan ReneSola
EMPLOYEE BENEFITS
Percentage of employer matching contribution of basic salaries	20.00%
Percentage of employer's contribution required by PRC law	17.10%
ReneSola Zhejiang
EMPLOYEE BENEFITS
Percentage of employer matching contribution of basic salaries	14.00%
Percentage of employer's contribution required by PRC law	19.60%
ReneSola Jiangsu
EMPLOYEE BENEFITS
Percentage of employer matching contribution of basic salaries	20.00%
Percentage of employer's contribution required by PRC law	21.50%

DISTRIBUTION OF PROFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
DISTRIBUTION OF PROFIT
Appropriations to general reserve as a percentage of profit after tax, minimum	10.00%
Restricted net assets of PRC subsidiaries	$ 586,461,209	$ 573,961,209

EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARE
Net income (loss) attributed to holder of ordinary shares	$ (242,515,539)	$ 332,964	$ 168,996,086
Net income (loss) adjusted for dilutive securities	$ (242,515,539)	$ 332,964	$ 168,996,086
Weighted-average number of common shares outstanding-basic	172,671,369	173,496,901	172,870,921
Dilutive effect of non-vested shares		373,261	2,240,810
Weighted-average number of common shares outstanding-diluted	172,671,369	173,870,162	175,111,731
Basic earnings (loss) per share (in dollars per share)	$ (1.4)	$ 0	$ 0.98
Diluted earnings (loss) per share (in dollars per share)	$ (1.4)	$ 0	$ 0.97
Anti-dilutive securities excluded from computation of earnings per share
Shares issued depository bank to settle stock option awards upon exercise		40,000
Common shares issuable upon assumed conversion of convertible debt, share options and restricted shares
Anti-dilutive securities excluded from computation of earnings per share
Anti-dilutive securities (in shares)	21,175,141	23,918,618

RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Zhejiang Yuhuan USD ($)	Dec. 31, 2011 Zhejiang Yuhuan USD ($)	Dec. 31, 2010 Zhejiang Yuhuan USD ($)	Dec. 31, 2012 Zhejiang Yaohui USD ($)	Dec. 31, 2011 Zhejiang Yaohui USD ($)	Dec. 31, 2012 Jinko and its subsidiaries USD ($)	Dec. 31, 2011 Jinko and its subsidiaries USD ($)	Dec. 31, 2012 Quanzhou Heyday USD ($)	Dec. 31, 2012 Xinjiang Garson USD ($)	Dec. 31, 2012 Jiashan Kaiwo USD ($)	Jan. 31, 2009 Mr. Xianshou Li and his family USD ($)	Jan. 31, 2009 Mr. Xianshou Li and his family CNY
Amounts due from related parties
Amounts receivable from the sales of goods	$ 10,804,490	$ 6,207,044	$ 276,721	$ 339,376				$ 5,479,588	$ 5,867,668	$ 128,409	$ 4,919,772
Amounts due to related parties
Amounts payable to the purchase of raw materials	18,825,549	4,913,077				2,000,307	1,160,512	16,227,011	3,752,565			598,231
Sale of goods	63,656,237	6,757,761						59,480,575	6,757,761		4,175,662
Purchase of raw materials						7,187,878	3,672,150	85,050,423	4,487,954			1,208,202
Outsourced inventory								2,570,365
Rental payment			68,476		63,815
Rental expense			3,170	11,140	2,954
Maximum guarantees provided by related party for short-term and long-term borrowings from various domestic banks													$ 144,459,900	900,000,000

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Product warranty activity
Beginning balance	$ 12,835,583	$ 8,701,042
Warranty provision	5,344,853	3,893,881
Revision of warranty costs	(7,787,834)
Warranty cost incurred	(174,334)	(279,645)
Foreign exchange effect	98,382	520,305
Ending balance	10,316,650	12,835,583
Capital commitment
Future commitments
2013	79,563,502
2014	1,018,354
Outstanding commitments	80,581,856
Purchase commitments
Future commitments
Outstanding commitments		216,200,000
Purchase commitments | Purchase agreement, minimum amount over next three years
Future commitments
Outstanding commitments	$ 154,282,700
Period over which quantity required to be purchased	P3Y
Purchase commitments | Purchase agreement, minimum quantity in 2013
Future commitments
Quantity required to be purchased (in kilograms)	2,000

COMMITMENTS AND CONTINGENCIES (Details 2) (Breach of sales contract)	1 Months Ended	12 Months Ended
	Jun. 30, 2011 EUR (€)	Dec. 31, 2012 USD ($)
Legal matters
Damages for breach of a sales contract	€ 917,280
Litigation expense		$ 1,941,310

SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Item	Dec. 31, 2011	Dec. 31, 2010
SEGMENT REPORTING
Number of principal reportable business segments	2
Company's revenues generated from each segment
Net sales	$ 969,131,896	$ 985,279,367	$ 1,205,578,861
Gross (loss) profit	(35,693,657)	96,053,144	347,963,728
Wafer
Company's revenues generated from each segment
Net sales	748,873,942	819,405,032	911,913,455
Gross (loss) profit	(52,897,042)	53,857,042	269,996,288
Cell and module
Company's revenues generated from each segment
Net sales	518,132,795	395,171,888	540,469,534
Gross (loss) profit	19,151,940	37,759,156	80,537,398
Other
Company's revenues generated from each segment
Net sales	6,856,099
Gross (loss) profit	3,323,488
Elimination
Company's revenues generated from each segment
Net sales	(304,730,940)	(229,297,553)	(246,804,128)
Gross (loss) profit	$ (5,272,043)	$ 4,436,946	$ (2,569,958)

SEGMENT REPORTING (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues generated from each product
Total	$ 969,131,896	$ 985,279,367	$ 1,205,578,861
Solar wafers
Revenues generated from each product
Total	434,863,725	471,661,221	640,127,122
Service revenue from tolling arrangement
Revenues generated from each product
Total	666,771	72,470,242	78,040,989
Solar modules
Revenues generated from each product
Total	494,158,334	381,024,666	475,459,658
Power
Revenues generated from each product
Total	5,062,579
Solar cells
Revenues generated from each product
Total	1,862,342	557,198	3,959,149
Other materials
Revenues generated from each product
Total	$ 32,518,145	$ 59,566,040	$ 7,991,943

SEGMENT REPORTING (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues generated by geographic location of customers
Total	$ 969,131,896	$ 985,279,367	$ 1,205,578,861
Asia Pacific Total
Revenues generated by geographic location of customers
Total	641,248,058	600,350,284	689,254,658
Mainland China
Revenues generated by geographic location of customers
Total	423,874,152	384,612,702	432,244,661
Taiwan
Revenues generated by geographic location of customers
Total	79,457,996	115,391,115	105,628,418
Australia
Revenues generated by geographic location of customers
Total	60,324,084	3,264,955	959,487
Singapore
Revenues generated by geographic location of customers
Total	49,825,855	2,303,270	37,231,290
Korea
Revenues generated by geographic location of customers
Total	18,035,540	89,186,998	67,258,950
India
Revenues generated by geographic location of customers
Total	6,102,690	4,309,772	13,178,876
Hong Kong
Revenues generated by geographic location of customers
Total	3,599,811	1,054,364	30,537,477
Other Asia Pacific countries
Revenues generated by geographic location of customers
Total	27,930	227,108	2,215,499
Germany
Revenues generated by geographic location of customers
Total	133,066,515	110,503,738	180,913,486
Greece
Revenues generated by geographic location of customers
Total	53,337,917	15,294,700
Belgium
Revenues generated by geographic location of customers
Total	25,411,767	31,231,396	8,391,253
America
Revenues generated by geographic location of customers
Total	16,461,811	64,693,678	60,415,307
Italy
Revenues generated by geographic location of customers
Total	13,662,581	61,615,219	70,270,371
France
Revenues generated by geographic location of customers
Total	11,893,602	37,126,579	19,558,271
Spain
Revenues generated by geographic location of customers
Total	8,266,207	38,586,654	66,833,525
Czech Republic
Revenues generated by geographic location of customers
Total	4,117,232	6,563,582	79,095,388
Others
Revenues generated by geographic location of customers
Total	$ 61,666,206	$ 19,313,537	$ 30,846,602

SEGMENT REPORTING (Details 4) (Customer A, USD $)	12 Months Ended
Dec. 31, 2010
Customer A
Customers accounting for 10% or more of total net revenues
Total net revenues	$ 152,467,373

SUBSEQUENT EVENTS (Details) (Subsequent event, USD $)	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
New financings	$ 337,900,000
Credit facilities
SUBSEQUENT EVENTS
New financings	252,900,000
Long-term borrowings
SUBSEQUENT EVENTS
New financings	$ 84,957,220

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 93,283,283	$ 379,039,116	$ 290,701,669	$ 106,807,945
Prepaid expenses and other current assets	32,798,941	18,717,656
Derivative assets	660,463	880,917
Deferred convertible notes issuance costs-current	784,456	784,456
Total current assets	873,779,415	832,921,798
Deferred convertible notes issuance costs-non-current	1,725,755	2,510,211
Other long-term assets	2,545,508	10,501,710
Total assets	2,058,325,011	1,948,975,578
Current liabilities:
Amount due to subsidiaries	18,825,549	4,913,077
Other current liabilities	162,736,783	114,968,837
Total current liabilities	1,442,229,317	989,377,052
Other long-term liabilities	11,014,108	12,144,486
Convertible notes payable-non-current	111,616,000	111,616,000
Total liabilities	1,693,921,526	1,347,834,122
Equity:
Common shares (500,000,000; shares authorized at December 31, 2011 and 2012; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31,2011; shares issued and shares outstanding at December 31,2012)	421,460,573	422,313,848
Additional paid-in capital	5,250,487	4,110,849
Treasury stock		(1,943,822)
Retained earnings (Accumulated loss)	(137,656,215)	104,859,324
Accumulated other comprehensive income	74,836,221	71,645,808
Total equity attributable to ReneSola Ltd	363,891,066	600,986,007
Total liabilities and equity	2,058,325,011	1,948,975,578
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	173,346,064	174,636,912
Common shares, shares outstanding	172,773,664	172,613,664
RENESOLA LTD
Current assets:
Cash and cash equivalents	5,364,702	31,674,461	1,192,343	1,022,671
Prepaid expenses and other current assets	530,343	290,545
Derivative assets	177,482
Deferred convertible notes issuance costs-current	784,456	784,456
Total current assets	6,856,983	32,749,462
Investment in subsidiaries	532,632,000	816,157,462
Deferred convertible notes issuance costs-non-current	1,725,755	2,510,211
Other long-term assets	305,556
Total assets	541,520,294	851,417,135
Current liabilities:
Amount due to subsidiaries	60,526,078	133,873,226
Other current liabilities	2,810,984	1,949,704
Total current liabilities	63,337,062	135,822,930
Income tax payable	93,473	409,506
Other long-term liabilities	2,582,693	2,582,692
Convertible notes payable-non-current	111,616,000	111,616,000
Total liabilities	177,629,228	250,431,128
Equity:
Common shares (500,000,000; shares authorized at December 31, 2011 and 2012; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31,2011; shares issued and shares outstanding at December 31,2012)	421,460,573	422,313,848
Additional paid-in capital	5,250,487	4,110,849
Treasury stock		(1,943,822)
Retained earnings (Accumulated loss)	(137,656,215)	104,859,324
Accumulated other comprehensive income	74,836,221	71,645,808
Total equity attributable to ReneSola Ltd	363,891,066	600,986,007
Total liabilities and equity	$ 541,520,294	$ 851,417,135
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	172,773,664	174,636,912
Common shares, shares outstanding	172,773,664	172,613,664

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED FINANCIAL STATEMENTS
Product sales	$ 1,004,098,750	$ 841,325,640	$ 807,457,192
Gross loss	(35,693,657)	96,053,144	347,963,728
Operating expenses (income):
Sales and marketing	33,646,350	17,232,686	8,359,858
General and administrative	50,881,639	38,549,922	43,314,291
Research and development	44,101,917	47,055,271	36,262,716
Other operating expense (income)	(1,655,426)	(18,327,201)	14,082,643
Total operating expenses	143,337,205	84,510,678	102,019,508
Income (loss) from operations	(179,030,862)	11,542,466	245,944,220
Non-operating expenses (income):
Interest income	7,118,250	7,862,339	1,835,016
Interest expense	(50,628,707)	(37,190,296)	(23,245,598)
Foreign exchange loss	1,385,622	6,612,305	(1,813,711)
Gains (losses) on derivative, net	(53,945)	(15,296,530)	6,268,072
Gains on repurchase of convertible notes		28,349,939	5,891
Total non-operating income (losses)	(42,178,780)	(16,062,770)	(16,950,330)
Income (loss) before income taxes and equity in earnings of subsidiaries	(221,209,642)	(4,520,304)	228,993,890
Income tax (expense) benefit	(21,352,490)	4,851,479	(59,997,804)
Net income (loss) attributed to ReneSola Ltd.	(242,515,539)	332,964	168,996,086
RENESOLA LTD
CONDENSED FINANCIAL STATEMENTS
Product sales	68,930	156,416	323,546
Gross loss	(68,930)	(156,416)	(323,546)
Operating expenses (income):
Sales and marketing	152,697	169,033	123,200
General and administrative	4,785,160	5,794,283	8,617,628
Research and development	61,724	101,350	54,409
Other operating expense (income)	(78,288)	(148,221)	383,608
Total operating expenses	4,921,293	5,916,445	9,178,845
Income (loss) from operations	(4,990,223)	(6,072,861)	(9,502,391)
Non-operating expenses (income):
Interest income	28,223	917,376	1,350,777
Interest expense	(6,734,000)	(6,633,937)	(814,254)
Foreign exchange loss	(147)	(766)	(13,037)
Gains (losses) on derivative, net	(2,093,974)	(20,254,867)	14,248,017
Gains on repurchase of convertible notes		28,349,939	5,891
Total non-operating income (losses)	(8,799,898)	2,377,745	14,777,394
Income (loss) before income taxes and equity in earnings of subsidiaries	(13,790,121)	(3,695,116)	5,275,003
Income tax (expense) benefit		1,521,441	(124,095)
Equity in earnings (losses) of subsidiaries	(228,725,418)	2,506,639	163,845,178
Net income (loss) attributed to ReneSola Ltd.	$ (242,515,539)	$ 332,964	$ 168,996,086

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	$ (242,562,132)	$ 331,175	$ 168,996,086
Other comprehensive income:
Foreign currency translation adjustment	3,190,413	32,421,826	17,170,111
Unrealized gains (losses) on available-for-sale investments			(2,329,761)
Cash flow hedging gains (losses)			(713,497)
Reclassification adjustment for loss included in net income		3,043,258
Other comprehensive income (loss), net of tax	3,190,413	35,465,084	14,126,853
Comprehensive income (loss) attributable to ReneSola Ltd	(239,325,126)	35,798,048	183,122,939
RENESOLA LTD
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	(242,515,539)	332,964	168,996,086
Other comprehensive income:
Foreign currency translation adjustment	3,190,413	32,421,826	17,170,111
Unrealized gains (losses) on available-for-sale investments			(2,329,761)
Cash flow hedging gains (losses)			(713,497)
Reclassification adjustment for loss included in net income		3,043,258
Other comprehensive income (loss), net of tax	3,190,413	35,465,084	14,126,853
Comprehensive income (loss) attributable to ReneSola Ltd	$ (239,325,126)	$ 35,798,048	$ 183,122,939

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	$ (242,515,539)	$ 332,964	$ 168,996,086
Adjustment to reconcile net income(loss) to net cash provided by (used in) operating activities:
Amortization of deferred convertible notes issuance costs and premium	784,456	881,172	332,668
Gain on early extinguishment of debt		(28,349,939)	(5,891)
Share-based compensation	2,221,406	4,359,540	3,934,565
(Gains) losses on derivatives	53,945	15,296,530	(6,268,072)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(4,774,851)	(954,257)	(11,130,425)
Other current liabilities	3,920,605	(13,293,043)	18,933,622
Other long-term liabilities	(983,066)	4,680,589	(138,861)
Net cash provided by (used in) operating activities	(94,731,286)	(22,058,296)	403,170,341
Investing activities:
Net cash used in investing activities	(249,218,537)	(177,466,536)	(151,270,591)
Financing activities:
Share issuance costs refund	8,779
Proceeds from exercise of stock options		148,744	3,144,061
Proceeds from issuance of convertible notes		200,000,000
Cash paid for repurchase of common shares		(1,943,822)
Cash paid for issuance costs		(7,154,772)
Purchase of capped call transaction		(23,840,999)
Cash paid for repurchase of convertible notes		(57,055,127)	(32,715,276)
Net cash (used in) provided by financing activities	59,907,682	273,913,653	(72,813,302)
Effect of exchange rate changes	(1,713,692)	13,948,626	4,807,276
Net increase (decrease) in cash and cash equivalents	(285,755,833)	88,337,447	183,893,724
Cash and cash equivalents, beginning of year	379,039,116	290,701,669	106,807,945
Cash and cash equivalents, end of year	93,283,283	379,039,116	290,701,669
RENESOLA LTD
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	(242,515,539)	332,964	168,996,086
Equity in earnings (losses) of subsidiaries	(228,725,418)	2,506,639	163,845,178
Adjustment to reconcile net income(loss) to net cash provided by (used in) operating activities:
Amortization of deferred convertible notes issuance costs and premium	784,456	881,172	332,668
Gain on early extinguishment of debt		(28,349,939)	(5,891)
Share-based compensation	2,221,406	4,359,540	3,934,566
(Gains) losses on derivatives	2,093,974	20,254,867	(14,248,017)
Changes in assets and liabilities:
Other long-term assets	(305,556)
Prepaid expenses and other current assets	(239,795)	(176,305)	(114,240)
Other current liabilities	367,088	(1,671,890)	1,004,699
Other long-term liabilities		1,610,557	(138,861)
Net cash provided by (used in) operating activities	(8,868,548)	(5,265,673)	(4,084,168)
Investing activities:
Investment in subsidiaries	(12,830,520)	(33,800,000)	(37,200,000)
Loans to subsidiaries			8,842,522
Dividend received from subsidiaries			5,042,201
Net cash received from (paid for) settlement of derivatives	(1,777,265)	(11,370,796)	441,964
Net cash used in investing activities	(14,607,785)	(45,170,796)	(22,873,313)
Financing activities:
Share issuance costs refund	8,779
Proceeds from exercise of stock options		148,744	3,144,061
Proceeds from issuance of convertible notes		200,000,000
Cash paid for repurchase of common shares		(1,943,822)
Cash paid for issuance costs		(7,154,772)
Purchase of capped call transaction		(23,840,999)
Cash paid for repurchase of convertible notes		(57,055,127)	(32,715,276)
Payment of loan from subsidiaries	(2,842,205)	(29,235,437)
Borrowing from subsidiaries			56,740,101
Net cash (used in) provided by financing activities	(2,833,426)	80,918,587	27,168,886
Effect of exchange rate changes			(41,733)
Net increase (decrease) in cash and cash equivalents	(26,309,759)	30,482,118	169,672
Cash and cash equivalents, beginning of year	31,674,461	1,192,343	1,022,671
Cash and cash equivalents, end of year	5,364,702	31,674,461	1,192,343
Supplemental disclosure of cash flow information
Conversion of debt to equity		125,160,333
Capital reduction of ReneSola Singapore	$ 70,820,977